UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of Registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31, 2011

Date of reporting period: May 31, 2011

Item 1.	Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

May 31, 2011

db-X Exchange-Traded Funds Inc.

db-X 2010 Target Date Fund

(formerly, TDX Independence 2010 Exchange-Traded Fund)

db-X 2020 Target Date Fund

(formerly, TDX Independence 2020 Exchange-Traded Fund)

db-X 2030 Target Date Fund

(formerly, TDX Independence 2030 Exchange-Traded Fund)

db-X 2040 Target Date Fund

(formerly, TDX Independence 2040 Exchange-Traded Fund)

db-X In-Target Date Fund

(formerly, TDX Independence In-Target Exchange-Traded Fund)

db-X Exchange-Traded Funds Inc.

This Page is Intentionally Left Blank

TO OUR SHAREHOLDERS:

Dear Shareholder,

We are pleased to present this Annual Report for db-X Exchange-Traded Funds Inc. (formerly TDX Independence Funds, Inc.), which covers the year ending May 31, 2011.

Effective June 17, 2011, the names of the funds were changed to the “db-X” brand, to make it easier for investors to identify our funds. Although the names of the funds have changed, their ticker symbols and investment strategies remain the same. This change reflects our commitment to providing outstanding products and support in order to help you reach you investment goals.

Over the past year, the funds have continued to highlight the benefits of target-date investing. During the twelve months covered by this report, the db-X 2040 Target Date Fund (formerly TDX Independence 2040 Exchange-Traded Fund) and the db-X 2030 Target Date Fund (formerly TDX Independence 2030 Exchange-Traded Fund), which have the greatest percentage allocations to equities, benefitted from strong performance in domestic and international equity markets and experienced net asset value (NAV) returns of 26.32% and 23.74%, respectively.* The db-X 2020 Target Date Fund (formerly TDX Independence 2020 Exchange-Traded Fund), with a more balanced allocation between equity and fixed income securities, experienced a NAV return of 18.71%.* For investors with a shorter investment horizon, the db-X 2010 Target Date Fund (formerly TDX Independence 2010 Exchange-Traded Fund) and the db-X In-Target Date Fund (formerly TDX Independence In-Target Exchange-Traded Fund), which allocate a large percentage of assets to less volatile fixed-income securities, experienced NAV returns of 6.09% and 7.44%, respectively.*

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Alex N. Depetris Chairman, President and Chief Executive Officer July 25, 2011

* Performance quoted represents past performance, assumes reinvestment of all dividends and capital gains distributions at NAV, and does not guarantee future results. The NAV return is based on the changes in a Fund’s per share NAV for the period(s) indicated. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current performance may be higher or lower than the performance quoted. See pages 3-12 of this report for additional performance information, including performance data based on market value. Performance data for the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

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db-X Exchange-Traded Funds Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

After being range-bound for much of the summer in 2010, a six month rally spurred by the Federal Reserve’s second round of quantitative easing and improving economic conditions helped lead equity markets to strong gains for the year ended May 31, 2011 with the S&P 500 Index increasing 25.95%, the Russell 3000 Index increasing 27.04% and the NASDAQ Composite Index increasing 26.92%. International equity markets also exhibited strength, with the MSCI EAFE Index (measuring equities in Europe, Australasia and the Far East) gaining 30.41%. U.S. fixed income securities continued to be a haven for risk-averse investors, with the Barclays Capital U.S. Aggregate Bond Index increasing 5.84% during the same period.

db-X Exchange-Traded Funds Inc. (the “Funds”) had a wide range of returns during the year. (For specific performance results, please refer to the Fund Performance Section on the following pages of this report.) The wide range in the performance of the five Funds was due to the varying allocations in the funds to domestic equities, international equities and fixed income securities. The 2040 Fund, which is allocated heavily towards U.S. equities, experienced a strong gain of 26.32% during the one year period ending May 31, 2011. The 2010 Fund, which has a heavy exposure to short-term U.S. Treasury securities, returned a more modest 6.09% during the same period.

The Standard & Poor’s (“S&P”) 500 Index is a broad-based index designed to measure the performance of the domestic stock market as represented by 500 large capitalization stocks.

The Russell 3000 Index is a broad-based index representing approximately 98% of the investable U.S. equity market.

The NASDAQ Composite Index is a broad-based index of NASDAQ-listed securities commonly used as a barometer of technology stock performance.

The Morgan Stanley Capital International (“MSCI”) EAFE Index is a broad-based index representing the largest stocks by market capitalization in 21 developed countries in Europe, Australasia and the Far East.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based index designed to represent the U.S. investment-grade bond universe.

One cannot invest directly in an index. Performance quoted represents past performance and does not guarantee future results.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2010 Target Date Fund (TDD)

The db-X 2010 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2011, the Fund’s net asset value increased 6.09%, compared to an increase of 6.56% for the Zacks 2010 Lifecycle Index and 13.01% for the Dow Jones Target 2010 Index. The fund’s performance benefited from favorable results in several equity sectors, in particular Energy, Information Technology and Industrials, partially offset by the Fund’s heavier weighting to fixed income securities, in particular short-term U.S. Treasury securities.

Performance as of 5/31/11

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	6.09%	3.53%	6.56%	13.01%
Since Inception[1]	1.09%	0.35%	1.25%	4.54%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	6.09%	3.53%	6.56%	13.01%
Since Inception[1]	4.04%	1.31%	4.64%	17.67%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 2.10%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2010 Target Date Fund (TDD) (Continued)

Growth of a $10,000 Investment in TDD2 as of 5/31/11

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	794	$66,275	0.5%
Apple, Inc.	150	52,174	0.4%
Chevron Corp.	325	34,096	0.2%
International Business Machines Corp.	199	33,617	0.2%
General Electric Co.	1,662	32,641	0.2%
Berkshire Hathaway, Inc., Class B	409	32,340	0.2%
Microsoft Corp.	1,217	30,437	0.2%
Wal-Mart Stores, Inc.	551	30,427	0.2%
Procter & Gamble (The) Co.	442	29,614	0.2%
Johnson & Johnson	436	29,337	0.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.75%, 5/15/14	$955,200	$1,066,690	7.4%
U.S. Treasury Bond/Note, 1.38%, 4/15/12	992,900	1,003,217	7.0%
U.S. Treasury Bond/Note, 1.38%, 2/15/13	901,200	916,620	6.4%
U.S. Treasury Bond/Note, 1.38%, 5/15/12	840,000	849,384	5.9%
U.S. Treasury Bond/Note, 1.38%, 3/15/13	830,000	844,464	5.9%
U.S. Treasury Bond/Note, 1.75%, 11/15/11	768,800	774,596	5.4%
U.S. Treasury Bond/Note, 2.38%, 2/28/15	689,700	721,706	5.0%
U.S. Treasury Bond/Note, 3.38%, 7/31/13	614,900	653,283	4.5%
U.S. Treasury Bond/Note, 1.38%, 2/15/12	420,000	423,659	2.9%
Fed. Home Loan Mort. Corp., 4.50%, 1/15/13	373,000	397,821	2.8%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2020 Target Date Fund (TDH)

The db-X 2020 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2011, the Fund’s net asset value increased 18.71%, compared to an increase of 19.38% for the Zacks 2020 Lifecycle Index and 17.29% for the Dow Jones Target 2020 Index. The fund’s performance benefitted from favorable results in several equity sectors, in particular Energy, Information Technology and Industrials as well as strong performance in intermediate-term U.S. Treasury securities.

Performance as of 5/31/11

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	18.71%	17.65%	19.38%	17.29%
Since Inception[1]	0.56%	-0.17%	0.74%	2.60%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	18.71%	17.65%	19.38%	17.29%
Since Inception[1]	2.07%	-0.64%	2.72%	9.85%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 1.90%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2020 Target Date Fund (TDH) (Continued)

Growth of a $10,000 Investment in TDH2 as of 5/31/11

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	8,219	$686,039	1.8%
Apple, Inc.	1,488	517,570	1.3%
International Business Machines Corp.	2,060	347,997	0.9%
Berkshire Hathaway, Inc., Class B	4,171	329,800	0.9%
General Electric Co.	16,693	327,850	0.9%
Chevron Corp.	3,099	325,116	0.8%
Wal-Mart Stores, Inc.	5,874	324,362	0.8%
Johnson & Johnson	4,788	322,184	0.8%
Procter & Gamble (The) Co.	4,797	321,399	0.8%
Microsoft Corp.	12,843	321,203	0.8%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.75%, 5/15/14	$1,026,300	$1,146,089	3.0%
U.S. Treasury Bond/Note, 8.13%, 8/15/19	527,900	744,916	1.9%
U.S. Treasury Bond/Note, 3.13%, 1/31/17	686,700	731,175	1.9%
European Investment Bank, MTN, 4.63%, 5/15/14	625,000	689,733	1.8%
General Electric Co., 5.25%, 12/06/17	543,000	611,242	1.6%
Fed. Natl. Mort. Assoc., 5.00%, 5/11/17	485,000	559,033	1.5%
U.S. Treasury Bond/Note, 2.50%, 3/31/15	510,600	536,649	1.4%
U.S. Treasury Bond/Note, 6.25%, 5/15/30	399,200	526,570	1.4%
Goldman Sachs Group (The), Inc., 5.00%, 10/01/14	459,000	495,442	1.3%
U.S. Treasury Bond/Note, 3.63%, 2/15/20	424,700	452,372	1.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2030 Target Date Fund (TDN)

The db-X 2030 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2011, the Fund’s net asset value increased 23.74%, compared to an increase of 24.63% for the Zacks 2030 Lifecycle Index and 22.79% for the Dow Jones Target 2030 Index. The fund’s performance benefitted from its heavy weighting to equities with favorable results in several sectors, in particular Energy, Information Technology and Industrials.

Performance as of 5/31/11

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	23.74%	27.37%	24.63%	22.79%
Since Inception[1]	-2.23%	-2.26%	-2.03%	1.40%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	23.74%	27.37%	24.63%	22.79%
Since Inception[1]	-7.95%	-8.05%	-7.23%	5.21%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 1.95%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2030 Target Date Fund (TDN) (Continued)

Growth of a $10,000 Investment in TDN2 as of 5/31/11

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	10,062	$839,875	2.4%
Apple, Inc.	1,804	627,485	1.8%
International Business Machines Corp.	2,560	432,461	1.2%
Wal-Mart Stores, Inc.	7,325	404,486	1.1%
General Electric Co.	20,565	403,897	1.1%
Berkshire Hathaway, Inc., Class B	5,102	403,415	1.1%
Microsoft Corp.	15,818	395,607	1.1%
Johnson & Johnson	5,869	394,925	1.1%
Chevron Corp.	3,758	394,252	1.1%
Procter & Gamble (The) Co.	5,841	391,347	1.1%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.38%, 2/15/38	$304,200	$314,467	0.9%
U.S. Treasury Bond/Note, 8.13%, 8/15/19	113,900	160,724	0.5%
Verizon Global Funding Corp., 7.75%, 12/01/30	124,000	157,618	0.4%
General Electric Capital Corp., Series A, MTN, 6.75%, 3/15/32	136,000	155,873	0.4%
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	133,000	147,432	0.4%
Citigroup, Inc., 8.13%, 7/15/39	108,000	141,230	0.4%
U.S. Treasury Bond/Note, 1.75%, 11/15/11	139,600	140,652	0.4%
Target Corp., 7.00%, 1/15/38	110,000	135,936	0.4%
ConocoPhillips, 5.90%, 10/15/32	117,000	130,145	0.4%
Bank of New York Mellon (The) Corp., Series G, MTN, 4.60%, 1/15/20	117,000	124,737	0.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2040 Target Date Fund (TDV)

The db-X 2040 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2011, the Fund’s net asset value increased 26.32%, compared to an increase of 27.00% for the Zacks 2040 Lifecycle Index and 26.33% for the Dow Jones Target 2040 Index. The fund’s performance benefitted from its heavy weighting to equities with favorable results in several sectors, in particular Energy, Information Technology and Industrials.

Performance as of 5/31/11

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	26.32%	30.20%	27.00%	26.33%
Since Inception[1]	-2.88%	-2.84%	-2.73%	0.88%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	26.32%	30.20%	27.00%	26.33%
Since Inception[1]	-10.18%	-10.03%	-9.64%	3.26%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 1.97%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2040 Target Date Fund (TDV) (Continued)

Growth of a $10,000 Investment in TDV2 as of 5/31/11

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	11,239	$938,120	2.7%
Apple, Inc.	2,016	701,225	2.0%
International Business Machines Corp.	2,872	485,166	1.4%
General Electric Co.	23,220	456,041	1.3%
Berkshire Hathaway, Inc., Class B	5,765	455,839	1.3%
Microsoft Corp.	17,728	443,376	1.3%
Wal-Mart Stores, Inc.	8,025	443,142	1.3%
Chevron Corp.	4,208	441,461	1.3%
Johnson & Johnson	6,484	436,308	1.3%
Procter & Gamble (The) Co.	6,428	430,676	1.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.38%, 5/15/40	$115,500	$118,604	0.3%
U.S. Treasury Bond/Note, 8.13%, 8/15/19	75,200	106,114	0.3%
U.S. Treasury Bond/Note, 7.63%, 2/15/25	62,700	90,768	0.3%
U.S. Treasury Bond/Note, 6.25%, 5/15/30	40,400	53,290	0.2%
Fed. Home Loan Mort. Corp., 6.25%, 7/15/32	42,000	52,908	0.2%
U.S. Treasury Bond/Note, 3.63%, 2/15/20	39,900	42,500	0.1%
U.S. Treasury Bond/Note, 4.38%, 2/15/38	40,800	42,177	0.1%
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	31,000	34,364	0.1%
BellSouth Corp., 6.00%, 11/15/34	33,000	34,353	0.1%
ConocoPhillips, 5.90% 10/15/32	30,000	33,371	0.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X In-Target Date Fund (TDX)

The db-X In-Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on the NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2011, the Fund’s net asset value increased 7.44%, compared to an increase of 7.64% for the Zacks In-Target Lifecycle Index and 11.24% for the Dow Jones Target Today Index. The fund’s performance benefited from favorable results in several equity sectors, in particular Energy, Information Technology and Industrials, partially offset by the Fund’s heavier weighting to fixed income securities, in particular short-term U.S. Treasury securities.

Performance as of 5/31/11

Average Annual Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	7.44%	6.88%	7.64%	11.24%
Since Inception[1]	3.19%	2.51%	3.24%	5.70%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	7.44%	6.88%	7.64%	11.24%
Since Inception[1]	12.20%	9.52%	12.41%	22.52%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2010, as disclosed in the most recent prospectus dated September 28, 2010, was 2.06%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/11.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X In-Target Date Fund (TDX) (Continued)

Growth of a $10,000 Investment in TDX2 as of 5/31/11

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/11

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	1,531	$127,793	0.8%
Apple, Inc.	282	98,088	0.6%
International Business Machines Corp.	375	63,349	0.4%
General Electric Co.	3,193	62,711	0.4%
Microsoft Corp.	2,502	62,575	0.4%
Chevron Corp.	596	62,526	0.4%
Berkshire Hathaway, Inc., Class B	778	61,515	0.4%
Wal-Mart Stores, Inc.	1,075	59,361	0.4%
AT&T, Inc.	1,796	56,683	0.4%
Procter & Gamble (The) Co.	845	56,615	0.4%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond/Note, 4.25%, 9/30/12	$786,900	$828,735	5.2%
U.S. Treasury Bond/Note, 1.38%, 2/15/12	820,000	827,144	5.2%
U.S. Treasury Bond/Note, 4.75%, 5/15/14	727,500	812,413	5.1%
U.S. Treasury Bond/Note, 3.38%, 11/30/12	707,000	739,561	4.6%
U.S. Treasury Bond/Note, 2.88%, 1/31/13	635,500	662,360	4.2%
U.S. Treasury Bond/Note, 3.63%, 12/31/12	576,300	606,398	3.8%
U.S. Treasury Bond/Note, 4.63%, 2/29/12	553,300	571,758	3.6%
U.S. Treasury Bond/Note, 2.50%, 3/31/13	550,000	571,313	3.6%
U.S. Treasury Bond/Note, 4.50%, 11/30/11	550,800	562,870	3.5%
U.S. Treasury Bond/Note, 1.38%, 3/15/12	556,000	561,321	3.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/11

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

FEES AND EXPENSES

As a shareholder of one or more of the funds of db-X Exchange-Traded Funds Inc. (each, a “Fund” and collectively, the “Funds” or “db-X Target Date Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended May 31, 2011.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) December 1, 2010 to May 31, 2011
db-X 2010 Target Date Fund
Actual	$1,000.00	$1,027.28	0.65%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db-X 2020 Target Date Fund
Actual	$1,000.00	$1,094.99	0.65%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db-X 2030 Target Date Fund
Actual	$1,000.00	$1,127.08	0.65%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db-X 2040 Target Date Fund
Actual	$1,000.00	$1,141.68	0.65%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db-X In-Target Date Fund
Actual	$1,000.00	$1,040.79	0.65%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(1) DBX Strategic Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2011. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by the Advisor.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2010 to May 31, 2011. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 182 days and then dividing the result by 365.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund

May 31, 2011

	Number of Shares	Value

COMMON STOCKS — 16.2%
Basic Materials — 1.0%
Air Liquide S.A. (France)	41	$5,690
Allied Nevada Gold Corp.*	150	5,562
Anglo American PLC (United Kingdom)	208	10,373
ArcelorMittal (Luxembourg)	132	4,398
BASF SE (Germany)	136	12,563
Bayer AG (Germany)	130	10,643
BHP Billiton Ltd. (Australia)	289	13,660
BHP Billiton PLC (United Kingdom)	337	13,329
Buckeye Technologies, Inc.	150	3,821
Coeur d’Alene Mines Corp.*	75	2,068
Dow Chemical (The) Co.	74	2,674
E.I. du Pont de Nemours & Co.	105	5,597
Freeport-McMoRan Copper & Gold, Inc.	150	7,746
Metals USA Holdings Corp.*	150	2,358
Newmont Mining Corp.	70	3,960
Rio Tinto PLC (United Kingdom)	199	13,904
Rockwood Holdings, Inc.*	100	5,259
Sensient Technologies Corp.	31	1,180
Sherwin-Williams (The) Co.	75	6,587
Solutia, Inc.*	50	1,249
Syngenta AG (Switzerland)*	17	5,871
Vulcan Materials Co.	150	6,074

		144,566

Communications — 1.7%
Acme Packet, Inc.*	75	5,677
ADTRAN, Inc.	75	3,215
Anixter International, Inc.*	8	542
Arris Group, Inc.*	119	1,344
AT&T, Inc.	845	26,668
Calix, Inc.*	150	3,236
Cisco Systems, Inc.	748	12,565
Comcast Corp., Class A	360	9,086
Corning, Inc.	133	2,679
Deutsche Telekom AG (Germany)	434	6,445
Digital River, Inc.*	82	2,669
Discovery Communications, Inc., Class A*	225	9,801
eResearch Technology, Inc.*	193	1,224
France Telecom S.A. (France)	295	6,743
Google, Inc., Class A*	49	25,921
GSI Commerce, Inc.*	75	2,194
Limelight Networks, Inc.*	375	2,149
News Corp., Class A	247	4,530
Nokia OYJ (Finland)	549	3,749
NTT DoCoMo, Inc. (Japan)	2	3,737
Orbitz Worldwide, Inc.*	450	1,035
Rackspace Hosting, Inc.*	124	5,456
Symantec Corp.*	675	13,196
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	427	6,305
Telefonica S.A. (Spain)	238	5,774
Thomson Reuters Corp. (Canada)	150	5,846
TIBCO Software, Inc.*	219	6,152
Time Warner, Inc.	184	6,703
Verizon Communications, Inc.	443	16,360
Vivendi (France)	193	5,381

	Number of Shares	Value

Communications (Continued)
Vodafone Group PLC (United Kingdom)	4,388	$12,202
Walt Disney (The) Co.	277	11,532
Windstream Corp.	375	5,044
Yahoo!, Inc.*	207	3,426

		238,586

Consumer, Cyclical — 1.7%
Alaska Air Group, Inc.*	75	5,065
Ascena Retail Group, Inc.*	50	1,673
Buckle (The), Inc.	32	1,366
Callaway Golf Co.	300	2,031
Carter’s, Inc.*	119	3,772
Casey’s General Stores, Inc.	105	4,352
Cinemark Holdings, Inc.	100	2,175
Coach, Inc.	300	19,097
Columbia Sportswear Co.	76	4,986
CVS Caremark Corp.	190	7,351
Daimler AG (Germany)	126	8,895
Dana Holding Corp.*	150	2,718
Deckers Outdoor Corp.*	75	6,832
Dillard’s, Inc., Class A	75	4,214
Dollar General Corp.*	300	10,521
DSW, Inc., Class A*	97	4,865
Exide Technologies*	300	2,958
Ford Motor Co.*	447	6,669
G&K Services, Inc., Class A	75	2,372
Hennes & Mauritz AB, Class B (Sweden)	153	5,674
Honda Motor Co. Ltd. (Japan)	46	1,750
JetBlue Airways Corp.*	152	923
Johnson Controls, Inc.	75	2,970
Jones Group (The), Inc.	50	615
K-Swiss, Inc., Class A*	150	1,655
La-Z-Boy, Inc.*	225	2,491
Liz Claiborne, Inc.*	350	2,286
Lowe’s Cos., Inc.	225	5,432
McDonald’s Corp.	165	13,454
Mitsubishi Corp. (Japan)	241	6,102
Mitsui & Co. Ltd. (Japan)	300	5,111
Nike, Inc., Class B	75	6,334
Nintendo Co. Ltd. (Japan)	15	3,484
Nissan Motor Co. Ltd. (Japan)	386	3,868
Nu Skin Enterprises, Inc., Class A	75	2,932
Owens & Minor, Inc.	67	2,318
Panasonic Corp. (Japan)	333	3,910
Sony Corp. (Japan)	181	4,819
Toyota Motor Corp. (Japan)	199	8,328
Under Armour, Inc., Class A*	75	4,889
US Airways Group, Inc.*	50	455
Vail Resorts, Inc.*	82	3,989
Walgreen Co.	150	6,545
Wal-Mart Stores, Inc.	551	30,427
Warnaco Group (The), Inc.*	26	1,434
Watsco, Inc.	66	4,418
World Fuel Services Corp.	64	2,341

		240,866

See Notes to Financial Statements.	14

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Consumer, Non-cyclical — 3.1%
Abbott Laboratories	224	$11,704
Accuray, Inc.*	300	2,292
Aetna, Inc.	375	16,380
Amedisys, Inc.*	75	2,348
American Medical Systems Holdings, Inc.*	75	2,246
American Reprographics Co.*	225	2,111
AMERIGROUP Corp.*	42	2,978
Amgen, Inc.*	150	9,081
Anheuser-Busch InBev NV (Belgium)	100	6,026
AstraZeneca PLC (United Kingdom)	202	10,565
British American Tobacco PLC (United Kingdom)	268	12,007
Bruker Corp.*	178	3,510
Catalyst Health Solutions, Inc.*	32	1,953
CBIZ, Inc.*	300	2,295
Coca-Cola (The) Co.	371	24,786
Diageo PLC (United Kingdom)	357	7,604
Ennis, Inc.	75	1,432
GlaxoSmithKline PLC (United Kingdom)	301	6,540
HEALTHSOUTH Corp.*	150	4,211
Heidrick & Struggles International, Inc.	166	3,478
Hospira, Inc.*	150	8,294
Johnson & Johnson	436	29,337
Kraft Foods, Inc., Class A	128	4,476
Live Nation Entertainment, Inc.*	225	2,594
Magellan Health Services, Inc.*	11	582
Masimo Corp.*	150	4,608
MasterCard, Inc., Class A	30	8,612
Medifast, Inc.*	75	2,004
Merck & Co., Inc.	525	19,294
Molson Coors Brewing Co., Class B	130	6,065
Nestle S.A. (Switzerland)	325	20,862
Novartis AG (Switzerland)	202	13,026
Novo Nordisk A/S, Class B (Denmark)	67	8,391
Pfizer, Inc.	1,283	27,520
Philip Morris International, Inc.	236	16,933
Procter & Gamble (The) Co.	442	29,614
Roche Holding AG (Switzerland)	50	8,794
Rollins, Inc.	81	1,630
Ruddick Corp.	37	1,626
Safeway, Inc.	362	8,941
Salix Pharmaceuticals Ltd.*	75	3,002
Sanofi	166	13,130
Sirona Dental Systems, Inc.*	64	3,460
SonoSite, Inc.*	75	2,678
Sotheby’s	75	3,192
STERIS Corp.	58	2,093
Takeda Pharmaceutical Co. Ltd. (Japan)	136	6,470
Tesco PLC (United Kingdom)	1,167	8,049
Teva Pharmaceutical Industries Ltd. (Israel)	140	7,176
TreeHouse Foods, Inc.*	75	4,570
Unilever NV (Netherlands)	238	7,760
Unilever PLC (United Kingdom)	187	6,067
UnitedHealth Group, Inc.	171	8,370
Visa, Inc., Class A	139	11,267
WellPoint, Inc.	75	5,863

		449,897

	Number of Shares	Value

Diversified — 0.0% (a)
LVMH Moet Hennessy Louis Vuitton S.A. (France)	41	$7,125

Energy — 1.9%
Berry Petroleum Co., Class A	60	3,145
BG Group PLC (United Kingdom)	548	12,686
Bill Barrett Corp.*	33	1,471
BP PLC (United Kingdom)	2,890	22,278
Brigham Exploration Co.*	150	4,671
Chevron Corp.	325	34,096
ConocoPhillips	188	13,765
Delek US Holdings, Inc.	225	3,395
Devon Energy Corp.	75	6,305
Dril-Quip, Inc.*	13	964
ENI S.p.A (Italy)	412	9,868
Exxon Mobil Corp.	794	66,275
Hornbeck Offshore Services, Inc.*	75	2,024
Occidental Petroleum Corp.	127	13,697
Peabody Energy Corp.	211	12,947
Royal Dutch Shell PLC, Class A (United Kingdom)	301	10,860
Royal Dutch Shell PLC, Class B (United Kingdom)	157	5,683
RPC, Inc.	112	2,820
Schlumberger Ltd. (Netherlands Antilles)	157	13,459
Southwestern Energy Co.*	43	1,882
Statoil ASA (Norway)	202	5,316
Total S.A. (France)	192	11,049
Williams (The) Cos., Inc.	425	13,341

		271,997

Financial — 3.3%
Alexander’s, Inc. REIT	11	4,314
Allianz SE (Germany)	70	9,679
American Campus Communities, Inc. REIT	111	3,923
American Capital Ltd.*	375	3,713
American Express Co.	150	7,740
Apollo Investment Corp.	225	2,567
Ashford Hospitality Trust, Inc. REIT	225	3,211
Associated Estates Realty Corp. REIT	150	2,529
Australia & New Zealand Banking Group Ltd. (Australia)	278	6,555
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	475	5,541
Banco Santander S.A. (Spain)	428	5,085
Bank of America Corp.	1,437	16,885
Barclays PLC (United Kingdom)	1,133	5,159
Berkshire Hathaway, Inc., Class B*	409	32,340
BioMed Realty Trust, Inc. REIT	150	3,074
BNP Paribas (France)	124	9,665
Boston Properties, Inc. REIT	120	13,002
CBL & Associates Properties, Inc. REIT	150	2,886
Charles Schwab (The) Corp.	168	3,026
Citigroup, Inc.	442	18,188
Commonwealth Bank of Australia (Australia)	193	10,410
Community Trust Bancorp, Inc.	75	2,061
Credit Suisse Group AG (Switzerland)*	458	19,664
Entertainment Properties Trust REIT	75	3,644
Equity One, Inc. REIT	109	2,137

See Notes to Financial Statements.	15

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Financial (Continued)
Equity Residential REIT	75	$4,637
Evercore Partners, Inc., Class A	75	2,776
FirstMerit Corp.	157	2,558
Franklin Resources, Inc.	31	4,017
Goldman Sachs Group (The), Inc.	58	8,162
Highwoods Properties, Inc. REIT	81	2,922
Home Properties, Inc. REIT	75	4,643
HSBC Holdings PLC (United Kingdom)	1,538	16,070
Investors Bancorp, Inc.*	150	2,246
JPMorgan Chase & Co.	571	24,690
Kilroy Realty Corp. REIT	75	3,110
LaSalle Hotel Properties REIT	75	2,099
M&T Bank Corp.	75	6,623
MFA Financial, Inc. REIT	238	1,961
Mid-America Apartment Communities, Inc. REIT	64	4,387
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,793	8,276
Mizuho Financial Group, Inc. (Japan)	1,667	2,626
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	32	4,904
National Australia Bank Ltd. (Australia)	262	7,393
National Interstate Corp.	75	1,619
National Retail Properties, Inc. REIT	98	2,526
Nordea Bank AB (Sweden)	450	5,270
Northern Trust Corp.	211	10,295
OMEGA Healthcare Investors, Inc. REIT	97	2,065
Pebblebrook Hotel Trust REIT	75	1,631
Platinum Underwriters Holdings Ltd. (Bermuda)	14	478
Potlatch Corp. REIT	12	432
ProAssurance Corp.*	65	4,570
Prosperity Bancshares, Inc.	91	3,981
Signature Bank*	75	4,269
Simon Property Group, Inc. REIT	63	7,438
Societe Generale (France)	71	4,209
Standard Chartered PLC (United Kingdom)	288	7,717
Sumitomo Mitsui Financial Group, Inc. (Japan)	121	3,500
SVB Financial Group*	75	4,454
T. Rowe Price Group, Inc.	225	14,242
Travelers (The) Cos., Inc.	75	4,656
U.S. Bancorp	300	7,680
UBS AG (Switzerland)*	505	9,675
UMB Financial Corp.	77	3,284
UniCredit S.p.A (Italy)	2,261	5,132
Washington Real Estate Investment Trust REIT	49	1,692
Webster Financial Corp.	75	1,565
Wells Fargo & Co.	807	22,895
Westpac Banking Corp. (Australia)	391	9,220
Weyerhaeuser Co. REIT	458	9,865
Zurich Financial Services AG (Switzerland)*	23	6,151

		471,609

Industrial — 1.7%
AAON, Inc.	75	2,528
ABB Ltd. (Switzerland)*	328	8,802
Acuity Brands, Inc.	75	4,572
Benchmark Electronics, Inc.*	150	2,592
Boeing (The) Co.	150	11,705

	Number of Shares	Value

Industrial (Continued)
Cascade Corp.	75	$3,047
Caterpillar, Inc.	99	10,474
CLARCOR, Inc.	31	1,321
East Japan Railway Co. (Japan)	33	1,925
Eaton Corp.	254	13,124
EMCOR Group, Inc.*	76	2,308
Emerson Electric Co.	130	7,091
FedEx Corp.	75	7,023
General Dynamics Corp.	37	2,746
General Electric Co.	1,662	32,641
GrafTech International Ltd.*	114	2,410
Hexcel Corp.*	75	1,550
Ingersoll-Rand PLC (Ireland)	300	14,971
Knight Transportation, Inc.	103	1,761
Koninklijke Philips Electronics NV (Netherlands)	159	4,406
Lindsay Corp.	75	5,031
Metabolix, Inc.*	75	663
Moog, Inc., Class A*	75	3,079
Nordson Corp.	150	7,803
Parker Hannifin Corp.	150	13,328
Republic Services, Inc.	337	10,621
Rock-Tenn Co., Class A	81	6,224
Schneider Electric S.A. (France)	33	5,437
Siemens AG (Germany)	54	7,220
Silgan Holdings, Inc.	87	3,905
Sun Hydraulics Corp.	75	3,632
Thermo Fisher Scientific, Inc.*	75	4,909
TriMas Corp.*	150	3,060
Union Pacific Corp.	66	6,929
United Parcel Service, Inc., Class B	116	8,525
United Technologies Corp.	159	13,955
Vinci S.A. (France)	62	3,996
Woodward, Inc.	75	2,642

		247,956

Technology — 1.4%
Apple, Inc.*	150	52,174
Applied Materials, Inc.	225	3,101
CACI International, Inc., Class A*	64	4,085
Concur Technologies, Inc.*	32	1,599
EMC Corp.*	268	7,630
Intel Corp.	825	18,570
International Business Machines Corp.	199	33,617
Jack Henry & Associates, Inc.	103	3,218
Microsoft Corp.	1,217	30,437
Netlogic Microsystems, Inc.*	75	2,874
Parametric Technology Corp.*	109	2,539
Quality Systems, Inc.	66	5,681
Quest Software, Inc.*	128	2,905
Riverbed Technology, Inc.*	142	5,385
SAP AG (Germany)	139	8,627
SRA International, Inc., Class A*	121	3,745
Ultratech, Inc.*	75	2,383
VeriFone Systems, Inc.*	75	3,610
Xerox Corp.	1,100	11,231

		203,411

See Notes to Financial Statements.	16

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Utilities — 0.4%
Cleco Corp.	75	$2,632
E.ON AG (Germany)	297	8,426
GDF Suez (France)	181	6,651
National Fuel Gas Co.	75	5,403
Nicor, Inc.	24	1,319
Piedmont Natural Gas Co., Inc.	85	2,675
RWE AG (Germany)	71	4,137
Sempra Energy	225	12,413
Southern Co.	158	6,333
Tokyo Electric Power (The) Co., Inc. (Japan)	180	702
WGL Holdings, Inc.	33	1,295

		51,986

TOTAL COMMON STOCKS (Cost $2,137,241)		2,327,999

	Principal Amount	Value

CORPORATE BONDS — 18.3%
Basic Materials — 0.4%
BHP Billiton Finance USA Ltd. (Australia) 5.50%, 4/01/14	$47,000	52,518

Communications — 1.2%
AT&T, Inc. 5.875%, 2/01/12	86,000	89,030
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	62,000	68,525
Telefonica Emisiones SAU (Spain) 4.949%, 1/15/15	22,000	23,683

		181,238

Consumer, Cyclical — 0.3%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	35,000	37,600

Consumer, Non-cyclical — 1.5%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	30,000	33,861
UnitedHealth Group, Inc. 4.875%, 3/15/15	47,000	51,662
WellPoint, Inc. 5.25%, 1/15/16	56,000	62,869
Wyeth 5.50%, 2/01/14	56,000	62,395

		210,787

Energy — 0.4%
Apache Corp. 5.25%, 4/15/13	32,000	34,631
BP Capital Markets PLC (United Kingdom) 3.875%, 3/10/15	22,000	23,261

		57,892

Financial — 10.9%
Bank of America Corp. 4.875%, 1/15/13	110,000	116,010

	Principal Amount	Value

Financial (Continued)
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	$86,000	$93,385
Berkshire Hathaway, Inc. 3.20%, 2/11/15	48,000	50,441
Boeing Capital Corp. 5.80%, 1/15/13	110,000	118,958
Boston Properties LP 6.25%, 1/15/13	2,000	2,159
Citigroup, Inc. 6.00%, 2/21/12	71,000	73,707
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	116,000	125,209
HSBC Finance Corp. 6.375%, 11/27/12	63,000	67,861
5.50%, 1/19/16	50,000	55,814
John Deere Capital Corp. 7.00%, 3/15/12	60,000	63,121
JPMorgan Chase & Co. 5.75%, 1/02/13	111,000	118,715
KFW (Germany) 3.25%, 10/14/11	52,000	52,588
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	78,000	83,670
MetLife, Inc. 5.00%, 6/15/15	75,000	82,532
Morgan Stanley 5.30%, 3/01/13	74,000	78,901
National Rural Utilities Cooperative Finance Corp., Series C, MTN 7.25%, 3/01/12	36,000	37,805
PNC Funding Corp. 5.25%, 11/15/15	41,000	44,870
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	18,000	19,718
Simon Property Group LP 5.10%, 6/15/15	33,000	36,546
Wachovia Corp. 5.25%, 8/01/14	94,000	102,408
Wells Fargo & Co. 5.00%, 11/15/14	138,000	150,111

		1,574,529

Government — 2.1%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	192,000	211,885
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	82,000	86,223

		298,108

Technology — 0.8%
Hewlett-Packard Co. 6.125%, 3/01/14	37,000	41,652
Oracle Corp. 5.25%, 1/15/16	66,000	74,867

		116,519

See Notes to Financial Statements.	17

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

May 31, 2011

	Principal Amount	Value

Utilities — 0.7%
Dominion Resources, Inc., Series C 5.15%, 7/15/15	$93,000	$103,496

TOTAL CORPORATE BONDS (Cost $2,493,016)		2,632,687

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 64.5%
Federal Home Loan Mortgage Corp. — 5.2%
4.875%, 11/18/11	170,000	173,733
2.125%, 3/23/12	176,000	178,683
4.50%, 1/15/13	373,000	397,821

		750,237

Federal National Mortgage Association — 4.9%
2.625%, 11/20/14	230,000	241,865
5.00%, 4/15/15	208,000	237,141
5.00%, 5/11/17	195,000	224,766

		703,772

United States Treasury Bonds/ Notes — 54.4%
1.75%, 11/15/11	768,800	774,596
1.375%, 2/15/12	420,000	423,659
1.375%, 4/15/12	992,900	1,003,217
1.375%, 5/15/12	840,000	849,384
1.75%, 8/15/12	217,400	221,357
4.00%, 11/15/12	104,900	110,571
1.375%, 2/15/13	901,200	916,620
1.375%, 3/15/13	830,000	844,464
3.375%, 7/31/13	614,900	653,283
4.75%, 5/15/14	955,200	1,066,690
2.625%, 12/31/14	246,100	259,905
2.375%, 2/28/15	689,700	721,706

		7,845,452

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,095,623)		9,299,461

SOVEREIGN BONDS — 0.7%
Province of Ontario, Series G, MTN (Canada) 2.625%, 1/20/12	10,000	10,148
Province of Ontario (Canada) 2.95%, 2/05/15	26,000	27,370
United Mexican States, Series A, MTN (Mexico) 6.375%, 1/16/13	59,000	64,074

TOTAL SOVEREIGN BONDS (Cost $97,906)		101,592

TOTAL INVESTMENTS — 99.7% (Cost $13,823,786)		$14,361,739
Liabilities in excess of other assets — 0.3%		46,201

NET ASSETS — 100.0%		$14,407,940

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

COUNTRY BREAKDOWN AS OF MAY 31, 2011 (Unaudited)

	Value	% of Net Assets
United States	$13,099,098	90.9%
Supranational	298,109	2.1
United Kingdom	204,355	1.4
Germany	134,127	0.9
Australia	99,756	0.7
Switzerland	92,848	0.7
France	79,076	0.5
Japan	64,608	0.5
Mexico	64,074	0.5
Netherlands	46,028	0.3
Canada	43,364	0.3
Spain	40,083	0.3
Sweden	17,250	0.1
Italy	15,000	0.1
Ireland	14,971	0.1
Netherlands Antilles	13,458	0.1
Denmark	8,391	0.1
Israel	7,176	0.1
Belgium	6,026	0.0
Norway	5,316	0.0
Luxembourg	4,398	0.0
Finland	3,749	0.0
Bermuda	478	0.0

TOTAL INVESTMENTS	14,361,739	99.7
Other assets less liabilities	46,201	0.3

NET ASSETS	$14,407,940	100.0%

See Notes to Financial Statements.	18

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund

May 31, 2011

	Number of Shares	Value

COMMON STOCKS — 63.0%
Basic Materials — 3.5%
Air Liquide S.A. (France)	252	$34,970
Allied Nevada Gold Corp.*	1,200	44,496
Anglo American PLC (United Kingdom)	1,353	67,477
ArcelorMittal (Luxembourg)	898	29,918
BASF SE (Germany)	920	84,990
Bayer AG (Germany)	770	63,041
BHP Billiton Ltd. (Australia)	3,347	158,206
BHP Billiton PLC (United Kingdom)	2,090	82,664
Buckeye Technologies, Inc.	1,759	44,802
Coeur d’Alene Mines Corp.*	1,120	30,878
Dow Chemical (The) Co.	1,615	58,350
E.I. du Pont de Nemours & Co.	1,337	71,262
Freeport-McMoRan Copper & Gold, Inc.	1,280	66,099
Metals USA Holdings Corp.*	1,440	22,637
Newmont Mining Corp.	774	43,785
Rio Tinto Ltd. (Australia)	459	39,861
Rio Tinto PLC (United Kingdom)	1,363	95,234
Rockwood Holdings, Inc.*	771	40,547
Sensient Technologies Corp.	651	24,771
Sherwin-Williams (The) Co.	1,022	89,772
Solutia, Inc.*	1,440	35,957
Syngenta AG (Switzerland)*	108	37,304
Vulcan Materials Co.	1,121	45,389
Xstrata PLC (United Kingdom)	2,073	48,639

		1,361,049

Communications — 6.6%
Acme Packet, Inc.*	640	48,442
ADTRAN, Inc.	640	27,430
Anixter International, Inc.*	413	27,956
Arris Group, Inc.*	1,735	19,588
AT&T, Inc.	9,234	291,424
Calix, Inc.*	1,679	36,216
Cisco Systems, Inc.	8,473	142,347
Comcast Corp., Class A	4,336	109,441
Corning, Inc.	2,290	46,143
Deutsche Telekom AG (Germany)	3,315	49,229
Digital River, Inc.*	533	17,349
Discovery Communications, Inc., Class A*	2,639	114,955
eResearch Technology, Inc.*	3,050	19,337
France Telecom S.A. (France)	2,063	47,156
Google, Inc., Class A*	484	256,046
GSI Commerce, Inc.*	800	23,400
Limelight Networks, Inc.*	4,159	23,831
News Corp., Class A	2,724	49,958
Nokia OYJ (Finland)	4,591	31,350
NTT DoCoMo, Inc. (Japan)	17	31,765
Orbitz Worldwide, Inc.*	4,238	9,747
Rackspace Hosting, Inc.*	1,711	75,284
Symantec Corp.*	6,798	132,901
Tekelec*	900	8,190
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,899	42,811
Telefonica S.A. (Spain)	3,816	92,574
Thomson Reuters Corp. (Canada)	1,360	52,999
TIBCO Software, Inc.*	1,854	52,079

	Number of Shares	Value

Communications (Continued)
Time Warner, Inc.	1,783	$64,955
Verizon Communications, Inc.	4,873	179,960
Vivendi (France)	1,001	27,910
Vodafone Group PLC (United Kingdom)	51,118	142,151
Walt Disney (The) Co.	3,074	127,971
Windstream Corp.	3,919	52,711
Yahoo!, Inc.*	2,686	44,453

		2,520,059

Consumer, Cyclical — 6.8%
Alaska Air Group, Inc.*	400	27,015
Ascena Retail Group, Inc.*	837	28,006
Buckle (The), Inc.	649	27,706
Callaway Golf Co.	2,959	20,032
Carter’s, Inc.*	799	25,328
Casey’s General Stores, Inc.	665	27,564
Cash America International, Inc.	320	16,659
Cinemark Holdings, Inc.	1,240	26,970
Coach, Inc.	2,781	177,037
Collective Brands, Inc.*	885	13,806
Columbia Sportswear Co.	446	29,258
Compagnie Financiere Richemont S.A. (Switzerland)	508	33,116
CVS Caremark Corp.	2,182	84,422
Daimler AG (Germany)	871	61,487
Dana Holding Corp.*	1,599	28,974
Deckers Outdoor Corp.*	480	43,728
Dillard’s, Inc., Class A	880	49,447
Dollar General Corp.*	3,199	112,189
DSW, Inc., Class A*	904	45,336
Exide Technologies*	3,199	31,542
Ford Motor Co.*	4,607	68,736
G&K Services, Inc., Class A	800	25,304
Gaylord Entertainment Co.*	480	15,480
Hennes & Mauritz AB, Class B (Sweden)	963	35,716
Honda Motor Co. Ltd. (Japan)	1,898	72,191
JetBlue Airways Corp.*	3,055	18,544
Johnson Controls, Inc.	1,040	41,184
Jones Group (The), Inc.	1,200	14,748
K-Swiss, Inc., Class A*	1,759	19,402
La-Z-Boy, Inc.*	2,239	24,786
Liz Claiborne, Inc.*	4,239	27,681
Lowe’s Cos., Inc.	2,399	57,913
McDonald’s Corp.	1,583	129,078
Men’s Wearhouse (The), Inc.	719	24,755
Mitsubishi Corp. (Japan)	1,570	39,753
Mitsui & Co. Ltd. (Japan)	2,099	35,758
Nike, Inc., Class B	800	67,560
Nintendo Co. Ltd. (Japan)	103	23,924
Nissan Motor Co. Ltd. (Japan)	2,522	25,270
Nu Skin Enterprises, Inc., Class A	640	25,017
Owens & Minor, Inc.	881	30,483
Panasonic Corp. (Japan)	2,075	24,367
Penske Automotive Group, Inc.	1,040	21,590
Polaris Industries, Inc.	400	44,140
Saks, Inc.*	1,919	21,704
Skechers U.S.A., Inc., Class A*	560	9,789

See Notes to Financial Statements.	19

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Consumer, Cyclical (Continued)
Sony Corp. (Japan)	1,208	$32,162
Tenneco, Inc.*	640	26,720
Toyota Motor Corp. (Japan)	3,000	125,554
Under Armour, Inc., Class A*	551	35,914
UniFirst Corp.	267	14,317
US Airways Group, Inc.*	1,475	13,423
Vail Resorts, Inc.*	389	18,925
Walgreen Co.	1,440	62,827
Wal-Mart Stores, Inc.	5,874	324,362
Warnaco Group (The), Inc.*	557	30,719
Watsco, Inc.	483	32,332
World Fuel Services Corp.	773	28,276

		2,600,026

Consumer, Non-cyclical — 12.6%
Abbott Laboratories	2,459	128,483
ABM Industries, Inc.	640	14,579
Accuray, Inc.*	2,879	21,996
Aetna, Inc.	3,759	164,192
Amedisys, Inc.*	670	20,971
American Medical Systems Holdings, Inc.*	880	26,347
American Reprographics Co.*	2,239	21,002
AMERIGROUP Corp.*	723	51,268
Amgen, Inc.*	1,599	96,803
Anheuser-Busch InBev NV (Belgium)	610	36,761
AstraZeneca PLC (United Kingdom)	1,411	73,795
British American Tobacco PLC (United Kingdom)	1,871	83,826
Bruker Corp.*	2,533	49,951
Capella Education Co.*	160	7,734
Catalyst Health Solutions, Inc.*	619	37,778
CBIZ, Inc.*	2,959	22,636
Centene Corp.*	639	22,237
Coca-Cola (The) Co.	3,477	232,299
DANONE S.A. (France)	531	38,893
Diageo PLC (United Kingdom)	2,446	52,096
Ennis, Inc.	1,120	21,381
Fresh Del Monte Produce, Inc. (Cayman Islands)	876	24,081
Gentiva Health Services, Inc.*	622	15,227
GlaxoSmithKline PLC (United Kingdom)	5,005	108,741
HEALTHSOUTH Corp.*	1,200	33,684
Healthspring, Inc.*	711	31,177
Heidrick & Struggles International, Inc.	1,027	21,516
HMS Holdings Corp.*	320	24,979
Hospira, Inc.*	1,520	84,041
Invacare Corp.	355	11,921
Johnson & Johnson	4,788	322,184
Kraft Foods, Inc., Class A	2,298	80,361
Lancaster Colony Corp.	380	23,043
Live Nation Entertainment, Inc.*	2,399	27,660
Magellan Health Services, Inc.*	508	26,894
Masimo Corp.*	1,360	41,779
MasterCard, Inc., Class A	186	53,391
Medifast, Inc.*	640	17,101
Merck & Co., Inc.	5,038	185,147
Molina Healthcare, Inc.*	532	14,460

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Molson Coors Brewing Co., Class B	1,373	$64,050
Nestle S.A. (Switzerland)	3,335	214,083
Novartis AG (Switzerland)	2,064	133,099
Novo Nordisk A/S, Class B (Denmark)	456	57,111
Pfizer, Inc.	12,855	275,740
Philip Morris International, Inc.	2,704	194,012
Procter & Gamble (The) Co.	4,797	321,399
Reckitt Benckiser Group PLC (United Kingdom)	591	33,434
Roche Holding AG (Switzerland)	799	140,521
Rollins, Inc.	1,759	35,391
Ruddick Corp.	508	22,327
Safeway, Inc.	3,475	85,833
Salix Pharmaceuticals Ltd.*	640	25,619
Sanofi	1,154	91,278
Seaboard Corp.	14	32,340
Select Medical Holdings Corp.*	2,159	20,511
Sirona Dental Systems, Inc.*	729	39,410
SonoSite, Inc.*	640	22,854
Sotheby’s	720	30,644
STERIS Corp.	812	29,305
Takeda Pharmaceutical Co. Ltd. (Japan)	616	29,306
Tejon Ranch Co.*	800	29,480
Tesco PLC (United Kingdom)	7,993	55,131
Teva Pharmaceutical Industries Ltd. (Israel)	997	51,102
TreeHouse Foods, Inc.*	400	24,372
Unilever NV (Netherlands)	1,648	53,733
Unilever PLC (United Kingdom)	1,299	42,142
UnitedHealth Group, Inc.	1,736	84,977
ViroPharma, Inc.*	889	17,202
Visa, Inc., Class A	1,320	106,999
WellCare Health Plans, Inc.*	609	29,993
WellPoint, Inc.	640	50,029
Woolworths Ltd. (Australia)	1,240	36,216

		4,852,058

Diversified — 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	207	35,978

Energy — 7.6%
Berry Petroleum Co., Class A	554	29,035
BG Group PLC (United Kingdom)	3,312	76,674
Bill Barrett Corp.*	554	24,692
BP PLC (United Kingdom)	22,787	175,661
Brigham Exploration Co.*	1,360	42,350
CARBO Ceramics, Inc.	240	36,065
Chevron Corp.	3,099	325,116
Complete Production Services, Inc.*	800	26,552
ConocoPhillips.	2,241	164,086
Delek US Holdings, Inc.	2,639	39,823
Devon Energy Corp.	720	60,530
Dril-Quip, Inc.*	443	32,862
ENI S.p.A (Italy)	2,408	57,673
Exxon Mobil Corp.	8,219	686,039
Helix Energy Solutions Group, Inc.*	1,439	25,211
Hornbeck Offshore Services, Inc.*	1,120	30,229
Key Energy Services, Inc.*	1,599	28,270

See Notes to Financial Statements.	20

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Energy (Continued)
Occidental Petroleum Corp.	1,264	$136,322
Peabody Energy Corp.	2,163	132,722
Royal Dutch Shell PLC, Class A (United Kingdom)	3,537	127,612
Royal Dutch Shell PLC, Class B (United Kingdom)	2,597	93,997
RPC, Inc.	1,529	38,500
Schlumberger Ltd. (Netherlands Antilles)	1,729	148,210
Southwestern Energy Co.*	574	25,124
Statoil ASA (Norway)	1,034	27,214
Total S.A. (France)	2,155	124,014
Williams (The) Cos., Inc.	5,118	160,654
Woodside Petroleum Ltd. (Australia)	553	27,477

		2,902,714

Financial — 12.1%
Alexander’s, Inc. REIT	72	28,240
Allianz SE (Germany)	518	71,623
American Campus Communities, Inc. REIT	694	24,526
American Capital Ltd.*	3,919	38,798
American Express Co.	1,839	94,893
Apollo Investment Corp.	2,239	25,547
Ashford Hospitality Trust, Inc. REIT	2,239	31,951
Associated Estates Realty Corp. REIT	1,360	22,930
Australia & New Zealand Banking Group Ltd. (Australia)	2,564	60,461
AXA S.A. (France)	1,974	42,113
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	3,311	38,627
Banco Santander S.A. (Spain)	7,135	84,766
Bank of America Corp.	14,737	173,160
Barclays PLC (United Kingdom)	12,280	55,917
Berkshire Hathaway, Inc., Class B*	4,171	329,800
BioMed Realty Trust, Inc. REIT	1,360	27,866
BNP Paribas (France)	903	70,386
Boston Properties, Inc. REIT	1,211	131,211
CBL & Associates Properties, Inc. REIT	1,599	30,765
Charles Schwab (The) Corp.	1,831	32,976
Citigroup, Inc.	4,395	180,854
Commonwealth Bank of Australia (Australia)	1,599	86,246
Community Trust Bancorp, Inc.	720	19,786
Credit Acceptance Corp.*	400	32,000
Credit Suisse Group AG (Switzerland)*	1,107	47,530
Deutsche Bank AG (Germany) (a)	897	53,406
Entertainment Properties Trust REIT	560	27,205
Equity Lifestyle Properties, Inc. REIT	346	20,328
Equity One, Inc. REIT	1,149	22,532
Equity Residential REIT	480	29,678
Evercore Partners, Inc., Class A	800	29,608
FirstMerit Corp.	1,098	17,886
Franklin Resources, Inc.	349	45,223
Goldman Sachs Group (The), Inc.	773	108,784
Highwoods Properties, Inc. REIT	827	29,838
Home Properties, Inc. REIT	400	24,760
HSBC Holdings PLC (United Kingdom)	16,358	170,915
ING Groep NV (Netherlands)*	3,721	44,822
Investors Bancorp, Inc.*	1,440	21,557
JPMorgan Chase & Co.	6,105	263,980

	Number of Shares	Value

Financial (Continued)
Kilroy Realty Corp. REIT	640	$26,541
LaSalle Hotel Properties REIT	800	22,384
Lloyds Banking Group PLC (United Kingdom)*	37,182	31,824
M&T Bank Corp.	1,120	98,895
MFA Financial, Inc. REIT	3,140	25,874
Mid-America Apartment Communities, Inc. REIT	393	26,940
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,570	67,254
Mizuho Financial Group, Inc. (Japan)	17,029	26,831
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	224	34,328
National Australia Bank Ltd. (Australia)	2,209	62,329
National Interstate Corp.	880	18,999
National Retail Properties, Inc. REIT	941	24,259
Nomura Holdings, Inc. (Japan)	4,399	22,092
Nordea Bank AB (Sweden)	3,179	37,228
Northern Trust Corp.	2,224	108,509
OMEGA Healthcare Investors, Inc. REIT	1,133	24,122
Pebblebrook Hotel Trust REIT	960	20,870
Platinum Underwriters Holdings Ltd. (Bermuda)	336	11,471
Potlatch Corp. REIT	533	19,188
ProAssurance Corp.*	451	31,710
Prosperity Bancshares, Inc.	635	27,781
Public Storage REIT	240	28,402
Signature Bank*	480	27,322
Simon Property Group, Inc. REIT	436	51,473
Societe Generale (France)	574	34,031
Standard Chartered PLC (United Kingdom)	2,003	53,673
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,459	42,204
SVB Financial Group*	560	33,253
T. Rowe Price Group, Inc.	2,150	136,096
Tanger Factory Outlet Centers, Inc. REIT	881	24,192
Tower Group, Inc.	546	13,268
Travelers (The) Cos., Inc.	800	49,664
U.S. Bancorp	3,039	77,798
UBS AG (Switzerland)*	3,494	66,939
UMB Financial Corp.	518	22,093
UniCredit S.p.A (Italy)	12,335	28,000
Universal Health Realty Income Trust REIT	560	24,254
Washington Real Estate Investment Trust REIT	781	26,968
Webster Financial Corp.	960	20,026
Wells Fargo & Co.	8,042	228,151
Westamerica Bancorporation	336	16,901
Westpac Banking Corp. (Australia)	3,171	74,774
Weyerhaeuser Co. REIT	4,094	88,184
Zurich Financial Services AG (Switzerland)*	124	33,163

		4,663,752

Industrial — 6.8%
AAON, Inc.	800	26,960
ABB Ltd. (Switzerland)*	1,936	51,958
Acuity Brands, Inc.	480	29,261
BAE Systems PLC (United Kingdom)	3,530	19,185

See Notes to Financial Statements.	21

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Industrial (Continued)
Benchmark Electronics, Inc.*	876	$15,137
Boeing (The) Co.	1,200	93,636
Brady Corp., Class A	640	22,061
Cascade Corp.	480	19,502
Caterpillar, Inc.	885	93,633
CLARCOR, Inc.	691	29,444
Clean Harbors, Inc.*	320	32,371
East Japan Railway Co. (Japan)	322	18,787
Eaton Corp.	2,705	139,766
EMCOR Group, Inc.*	766	23,263
Emerson Electric Co.	1,176	64,151
EnerSys*	560	20,048
Fanuc Corp. (Japan)	233	35,822
FedEx Corp.	480	44,947
General Dynamics Corp.	600	44,532
General Electric Co.	16,693	327,850
GrafTech International Ltd.*	1,446	30,568
Graphic Packaging Holding Co.*	3,759	20,599
Griffon Corp.*	836	8,853
Hexcel Corp.*	1,120	23,150
Ingersoll-Rand PLC (Ireland)	2,790	139,221
Kaydon Corp.	400	14,548
Knight Transportation, Inc.	929	15,886
Komatsu Ltd. (Japan)	960	28,739
Koninklijke Philips Electronics NV (Netherlands)	1,042	28,874
L-1 Identity Solutions, Inc.*	1,155	12,844
Lindsay Corp.	560	37,565
Metabolix, Inc.*	1,120	9,901
Mitsubishi Electric Corp. (Japan)	2,399	27,020
Moog, Inc., Class A*	560	22,988
Nordson Corp.	800	41,616
Parker Hannifin Corp.	1,351	120,036
Republic Services, Inc.	3,414	107,609
Rock-Tenn Co., Class A	433	33,267
Schneider Electric S.A. (France)	231	38,057
Siemens AG (Germany)	810	108,294
Silgan Holdings, Inc.	876	39,324
Simpson Manufacturing Co., Inc.	640	17,933
Sun Hydraulics Corp.	800	38,744
Thermo Fisher Scientific, Inc.*	640	41,888
Toshiba Corp. (Japan)	3,999	21,167
TriMas Corp.*	1,679	34,252
Union Pacific Corp.	817	85,761
United Parcel Service, Inc., Class B	1,498	110,088
United Technologies Corp.	1,430	125,512
Vinci S.A. (France)	454	29,263
Watts Water Technologies, Inc., Class A	400	13,996
Woodward, Inc.	800	28,176
Worthington Industries, Inc.	880	19,210

		2,627,263

Technology — 5.5%
Apple, Inc.*	1,488	517,570
Applied Materials, Inc.	2,159	29,751
CACI International, Inc., Class A*	410	26,170
Concur Technologies, Inc.*	672	33,580

	Number of Shares	Value

Technology (Continued)
EMC Corp.*	3,091	$88,001
Intel Corp.	8,237	185,415
International Business Machines Corp.	2,060	347,997
Jack Henry & Associates, Inc.	1,164	36,363
JDA Software Group, Inc.*	533	17,605
Mentor Graphics Corp.*	1,244	16,682
Microsoft Corp.	12,843	321,203
MKS Instruments, Inc.	622	16,359
Netlogic Microsystems, Inc.*	720	27,590
Parametric Technology Corp.*	1,240	28,880
Quality Systems, Inc.	427	36,756
Quest Software, Inc.*	1,279	29,027
Riverbed Technology, Inc.*	1,521	57,676
SAP AG (Germany)	933	57,903
SRA International, Inc., Class A*	739	22,872
SYNNEX Corp.*	444	14,537
TriQuint Semiconductor, Inc.*	1,688	21,860
Ultratech, Inc.*	1,120	35,582
VeriFone Systems, Inc.*	960	46,205
Xerox Corp.	11,356	115,945

		2,131,529

Utilities — 1.4%
Cleco Corp.	720	25,265
E.ON AG (Germany)	2,092	59,351
ENEL S.p.A (Italy)	7,248	49,744
GDF Suez (France)	1,275	46,850
National Fuel Gas Co.	720	51,868
Nicor, Inc.	547	30,063
Piedmont Natural Gas Co., Inc.	874	27,505
RWE AG (Germany)	507	29,541
Sempra Energy	2,159	119,113
Southern Co.	1,288	51,623
Tokyo Electric Power (The) Co., Inc. (Japan)	1,279	4,991
WGL Holdings, Inc.	623	24,453

		520,367

TOTAL COMMON STOCKS (Cost $21,327,487)		24,214,795

	Principal Amount	Value
CORPORATE BONDS — 21.8%
Basic Materials — 0.3%
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	$87,000	99,199

Communications — 0.6%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	94,000	103,893
Cisco Systems, Inc. 4.45%, 1/15/20	104,000	109,119
France Telecom S.A. (France) 5.375%, 7/08/19	35,000	39,552

		252,564

See Notes to Financial Statements.	22

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

May 31, 2011

	Principal Amount	Value

Consumer, Cyclical — 0.2%
McDonald’s Corp., MTN 5.35%, 3/01/18	$56,000	$64,253

Consumer, Non-cyclical — 3.3%
Abbott Laboratories 5.875%, 5/15/16	135,000	157,835
Amgen, Inc. 5.70%, 2/01/19	79,000	90,684
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	111,000	152,771
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	174,000	196,392
GlaxoSmithKline Capital, Inc. 5.65%, 5/15/18	87,000	99,899
Merck & Co., Inc. 5.00%, 6/30/19	43,000	47,953
PepsiCo, Inc. 7.90%, 11/01/18	48,000	62,428
Philip Morris International, Inc. 5.65%, 5/16/18	27,000	30,823
Wyeth 5.50%, 2/01/14	375,000	417,824

		1,256,609

Energy — 0.7%
BP Capital Markets PLC (United Kingdom) 3.875%, 3/10/15	88,000	93,046
Chevron Corp. 3.95%, 3/03/14	87,000	94,084
TransCanada PipeLines Ltd. (Canada) 7.125%, 1/15/19	59,000	73,479

		260,609

Financial — 11.1%
Bank of New York Mellon (The) Corp., Series G, MTN 4.60%, 1/15/20	75,000	79,960
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	215,000	233,463
Barclays Bank PLC (United Kingdom) 5.20%, 7/10/14	160,000	175,122
5.125%, 1/08/20	150,000	155,475
Bear Stearns & Co., Inc. 7.25%, 2/01/18	22,000	26,425
Berkshire Hathaway, Inc. 3.20%, 2/11/15	19,000	19,966
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	83,000	94,051
7.15%, 2/15/19	95,000	118,877
Deutsche Bank AG (Germany) 6.00%, 9/01/17 (a)	133,000	152,459
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	459,000	495,442
HSBC Finance Corp. 5.50%, 1/19/16	150,000	167,441
JPMorgan Chase & Co. 6.30%, 4/23/19	91,000	104,086
JPMorgan Chase Bank NA 5.875%, 6/13/16	200,000	224,703

	Principal Amount	Value

Financial (Continued)
KFW (Germany) 4.875%, 6/17/19	$128,000	$146,979
Landwirtschaftliche Rentenbank, Series G, MTN (Germany) 5.00%, 11/08/16	201,000	229,845
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	154,000	165,194
Merrill Lynch & Co., Inc., MTN 6.875%, 4/25/18	233,000	265,888
MetLife, Inc. 5.00%, 6/15/15	273,000	300,416
Morgan Stanley 5.30%, 3/01/13	149,000	158,867
PNC Funding Corp. 5.25%, 11/15/15	32,000	35,020
Simon Property Group LP 5.10%, 6/15/15	119,000	131,788
UBS AG, MTN (Switzerland) 5.875%, 12/20/17	175,000	198,382
Wachovia Corp. 5.25%, 8/01/14	297,000	323,566
Wells Fargo & Co. 5.00%, 11/15/14	255,000	277,378

		4,280,793

Government — 1.8%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	625,000	689,733

Industrial — 2.0%
General Electric Co. 5.25%, 12/06/17	543,000	611,242
Honeywell International, Inc. 5.00%, 2/15/19	99,000	110,380
United Technologies Corp. 6.125%, 2/01/19	40,000	47,442

		769,064

Technology — 1.3%
Dell, Inc. 5.875%, 6/15/19	48,000	54,254
Hewlett-Packard Co. 6.125%, 3/01/14	95,000	106,944
International Business Machines Corp. 5.70%, 9/14/17	160,000	187,119
Microsoft Corp. 4.20%, 6/01/19	43,000	45,715
Oracle Corp. 5.25%, 1/15/16	111,000	125,913

		519,945

Utilities — 0.5%
Consolidated Edison Co. of New York, Inc. 7.125%, 12/01/18	48,000	59,652
Progress Energy Carolinas, Inc. 5.30%, 1/15/19	40,000	45,075

See Notes to Financial Statements.	23

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

May 31, 2011

	Principal Amount	Value

Utilities (Continued)
Public Service Co. of Colorado 5.125%, 6/01/19	$64,000	$71,458

		176,185

TOTAL CORPORATE BONDS (Cost $8,018,277)		8,368,954

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 14.0%
Federal National Mortgage Association —2.1%
5.00%, 4/15/15	214,000	243,981
5.00%, 5/11/17	485,000	559,033

		803,014

United States Treasury Bonds/ Notes — 11.9%
4.75%, 5/15/14	1,026,300	1,146,089
2.50%, 3/31/15	510,600	536,649
7.50%, 11/15/16	214,700	278,338
3.125%, 1/31/17	686,700	731,175
8.125%, 8/15/19	527,900	744,916
3.625%, 2/15/20	424,700	452,372
7.625%, 2/15/25	113,600	164,454
6.25%, 5/15/30	399,200	526,570

		4,580,563

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $5,143,903)		5,383,577

SOVEREIGN BONDS — 0.7%
Republic of Italy (Italy) 5.25%, 9/20/16	175,000	191,960
United Mexican States, Series A, MTN (Mexico) 6.375%, 1/16/13	53,000	57,558

TOTAL SOVEREIGN BONDS (Cost $235,948)		249,518

TOTAL INVESTMENTS — 99.5% (Cost $34,725,615)		$38,216,844
Other assets less liabilities — 0.5%		195,231

NET ASSETS — 100.0%		$38,412,075

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

COUNTRY BREAKDOWN AS OF MAY 31, 2011 (Unaudited)

	Value	% of Net Assets
United States	$29,549,736	76.9%
United Kingdom	2,114,431	5.5
Germany	1,202,476	3.1
Switzerland	956,095	2.5
Japan	734,957	1.9
France	700,451	1.8
Supranational	689,733	1.8
Australia	545,570	1.4
Italy	327,377	0.9
Netherlands	323,821	0.9
Spain	215,967	0.6
Netherlands Antilles	148,210	0.4
Ireland	139,221	0.4
Canada	126,478	0.3
Sweden	115,755	0.3
Mexico	57,558	0.1
Denmark	57,111	0.1
Israel	51,102	0.1
Belgium	36,761	0.1
Finland	31,350	0.1
Luxembourg	29,918	0.1
Norway	27,214	0.1
Cayman Islands	24,081	0.1
Bermuda	11,471	0.0

TOTAL INVESTMENTS	38,216,844	99.5
Other assets less liabilities	195,231	0.5

NET ASSETS	$38,412,075	100.0%

See Notes to Financial Statements.	24

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund

May 31, 2011

	Number of Shares	Value

COMMON STOCKS — 84.3%
Basic Materials — 4.7%
Air Liquide S.A. (France)	268	$37,191
Allied Nevada Gold Corp.*	1,512	56,065
Anglo American PLC (United Kingdom)	1,682	83,885
ArcelorMittal (Luxembourg)	1,059	35,282
BASF SE (Germany)	1,099	101,526
Bayer AG (Germany)	1,051	86,047
BHP Billiton Ltd. (Australia)	4,040	190,962
BHP Billiton PLC (United Kingdom)	2,571	101,689
Buckeye Technologies, Inc.	2,134	54,353
Coeur d’Alene Mines Corp.*	1,423	39,232
Dow Chemical (The) Co.	2,021	73,019
E.I. du Pont de Nemours & Co.	1,602	85,387
Freeport-McMoRan Copper & Gold, Inc.	1,422	73,432
Metals USA Holdings Corp.*	1,778	27,950
Newmont Mining Corp.	926	52,384
Rio Tinto Ltd. (Australia)	562	48,805
Rio Tinto PLC (United Kingdom)	1,638	114,448
Rockwood Holdings, Inc.*	943	49,592
Sensient Technologies Corp.	769	29,260
Sherwin-Williams (The) Co.	1,241	109,009
Solutia, Inc.*	1,778	44,397
Syngenta AG (Switzerland)*	130	44,903
Vulcan Materials Co.	1,441	58,346
Xstrata PLC (United Kingdom)	2,535	59,479

		1,656,643

Communications — 8.7%
Acme Packet, Inc.*	800	60,552
ADTRAN, Inc.	800	34,288
Anixter International, Inc.*	593	40,140
Arris Group, Inc.*	2,052	23,167
AT&T, Inc.	11,368	358,774
Calix, Inc.*	2,045	44,111
Cisco Systems, Inc.	10,693	179,642
Comcast Corp., Class A	5,309	133,999
Corning, Inc.	2,843	57,287
Deutsche Telekom AG (Germany)	2,804	41,641
Digital River, Inc.*	605	19,693
Discovery Communications, Inc., Class A*	3,201	139,436
eResearch Technology, Inc.*	3,601	22,830
France Telecom S.A. (France)	2,461	56,253
Google, Inc., Class A*	595	314,766
GSI Commerce, Inc.*	978	28,607
Limelight Networks, Inc.*	5,068	29,040
News Corp., Class A	3,192	58,541
Nokia OYJ (Finland)	5,275	36,021
NTT DoCoMo, Inc. (Japan)	20	37,371
Orbitz Worldwide, Inc.*	5,157	11,861
Rackspace Hosting, Inc.*	2,021	88,923
Symantec Corp.*	8,358	163,399
Tekelec*	1,100	10,010
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,495	51,612
Telefonica S.A. (Spain)	4,752	115,281
Thomson Reuters Corp. (Canada)	1,600	62,352
TIBCO Software, Inc.*	2,717	76,321

	Number of Shares	Value

Communications (Continued)
Time Warner, Inc.	2,233	$81,348
Verizon Communications, Inc.	5,967	220,361
Vivendi (France)	1,588	44,277
Vodafone Group PLC (United Kingdom)	61,183	170,139
Walt Disney (The) Co.	3,663	152,490
Windstream Corp.	4,802	64,587
Yahoo!, Inc.*	3,174	52,530

		3,081,650

Consumer, Cyclical — 9.0%
Alaska Air Group, Inc.*	445	30,056
Ascena Retail Group, Inc.*	989	33,092
Buckle (The), Inc.	766	32,701
Callaway Golf Co.	3,557	24,081
Carter’s, Inc.*	947	30,020
Casey’s General Stores, Inc.	788	32,663
Cash America International, Inc.	445	23,167
Cinemark Holdings, Inc.	1,535	33,386
Coach, Inc.	3,468	220,773
Collective Brands, Inc.*	1,125	17,550
Columbia Sportswear Co.	528	34,637
Compagnie Financiere Richemont S.A. (Switzerland)	589	38,397
CVS Caremark Corp.	2,615	101,174
Daimler AG (Germany)	1,029	72,641
Dana Holding Corp.*	1,956	35,443
Deckers Outdoor Corp.*	533	48,556
Dillard’s, Inc., Class A	1,067	59,955
Dollar General Corp.*	3,912	137,194
DSW, Inc., Class A*	1,121	56,218
Exide Technologies*	3,912	38,572
Ford Motor Co.*	5,865	87,506
G&K Services, Inc., Class A	978	30,934
Gaylord Entertainment Co.*	533	17,189
Hennes & Mauritz AB, Class B (Sweden)	1,197	44,395
Honda Motor Co. Ltd. (Japan)	2,258	85,884
JetBlue Airways Corp.*	3,789	22,999
Johnson Controls, Inc.	1,245	49,302
Jones Group (The), Inc.	1,423	17,489
K-Swiss, Inc., Class A*	2,134	23,538
La-Z-Boy, Inc.*	2,756	30,509
Liz Claiborne, Inc.*	5,246	34,256
Lowe’s Cos., Inc.	2,934	70,827
McDonald’s Corp.	1,993	162,510
Men’s Wearhouse (The), Inc.	847	29,162
Mitsubishi Corp. (Japan)	1,797	45,500
Mitsui & Co. Ltd. (Japan)	2,534	43,169
Nike, Inc., Class B	889	75,076
Nintendo Co. Ltd. (Japan)	123	28,570
Nissan Motor Co. Ltd. (Japan)	2,974	29,799
Nu Skin Enterprises, Inc., Class A	800	31,272
Owens & Minor, Inc.	1,039	35,949
Panasonic Corp. (Japan)	2,484	29,170
Penske Automotive Group, Inc.	1,245	25,846
Polaris Industries, Inc.	445	49,106
Saks, Inc.*	2,401	27,155
Skechers U.S.A., Inc., Class A*	711	12,428

See Notes to Financial Statements.	25

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Consumer, Cyclical (Continued)
Sony Corp. (Japan)	1,376	$36,635
Tenneco, Inc.*	800	33,400
Toyota Motor Corp. (Japan)	3,822	159,955
Under Armour, Inc., Class A*	711	46,343
UniFirst Corp.	400	21,448
US Airways Group, Inc.*	2,312	21,039
Vail Resorts, Inc.*	476	23,157
Walgreen Co.	1,778	77,574
Wal-Mart Stores, Inc.	7,325	404,486
Warnaco Group (The), Inc.*	543	29,946
Watsco, Inc.	860	57,569
World Fuel Services Corp.	1,019	37,275

		3,188,643

Consumer, Non-cyclical — 17.0%
Abbott Laboratories	3,030	158,318
ABM Industries, Inc.	800	18,224
Accuray, Inc.*	3,557	27,175
Aetna, Inc.	4,624	201,976
Amedisys, Inc.*	703	22,004
American Medical Systems Holdings, Inc.*	1,067	31,946
American Reprographics Co.*	2,668	25,026
AMERIGROUP Corp.*	854	60,557
Amgen, Inc.*	1,956	118,417
Anheuser-Busch InBev NV (Belgium)	791	47,669
AstraZeneca PLC (United Kingdom)	1,684	88,073
British American Tobacco PLC (United Kingdom)	2,230	99,910
Bruker Corp.*	2,992	59,003
Capella Education Co.*	267	12,907
Catalyst Health Solutions, Inc.*	731	44,613
CBIZ, Inc.*	3,557	27,211
Centene Corp.*	754	26,239
Coca-Cola (The) Co.	4,344	290,223
DANONE S.A. (France)	651	47,683
Diageo PLC (United Kingdom)	2,927	62,341
Ennis, Inc.	1,334	25,466
Fresh Del Monte Produce, Inc. (Cayman Islands)	766	21,057
Gentiva Health Services, Inc.*	400	9,792
GlaxoSmithKline PLC (United Kingdom)	6,407	139,202
HEALTHSOUTH Corp.*	1,423	39,944
Healthspring, Inc.*	845	37,053
Heidrick & Struggles International, Inc.	1,215	25,454
HMS Holdings Corp.*	356	27,789
Hospira, Inc.*	1,867	103,226
Invacare Corp.	420	14,104
Johnson & Johnson	5,869	394,925
Kraft Foods, Inc., Class A	2,900	101,413
Lancaster Colony Corp.	449	27,227
Live Nation Entertainment, Inc.*	2,934	33,829
Magellan Health Services, Inc.*	600	31,764
Masimo Corp.*	1,689	51,886
MasterCard, Inc., Class A	276	79,226
Medifast, Inc.*	800	21,376
Merck & Co., Inc.	6,435	236,486
Molina Healthcare, Inc.*	1,500	40,770

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Molson Coors Brewing Co., Class B	1,737	$81,031
Nestle S.A. (Switzerland)	4,064	260,880
Novartis AG (Switzerland)	2,524	162,762
Novo Nordisk A/S, Class B (Denmark)	546	68,383
Pfizer, Inc.	15,843	339,832
Philip Morris International, Inc.	3,361	241,152
Procter & Gamble (The) Co.	5,841	391,347
Reckitt Benckiser Group PLC (United Kingdom)	726	41,071
Roche Holding AG (Switzerland)	925	162,680
Rollins, Inc.	2,105	42,353
Ruddick Corp.	813	35,731
Safeway, Inc.	4,190	103,493
Salix Pharmaceuticals Ltd.*	800	32,024
Sanofi	1,385	109,549
Seaboard Corp.	18	41,580
Select Medical Holdings Corp.*	2,579	24,501
Sirona Dental Systems, Inc.*	862	46,600
SonoSite, Inc.*	800	28,568
Sotheby’s	889	37,836
STERIS Corp.	958	34,574
Takeda Pharmaceutical Co. Ltd. (Japan)	963	45,815
Tejon Ranch Co.*	978	36,039
Tesco PLC (United Kingdom)	10,874	75,002
Teva Pharmaceutical Industries Ltd. (Israel)	1,220	62,532
TreeHouse Foods, Inc.*	533	32,476
Unilever NV (Netherlands)	1,986	64,753
Unilever PLC (United Kingdom)	1,552	50,349
UnitedHealth Group, Inc.	2,098	102,697
ViroPharma, Inc.*	1,233	23,859
Visa, Inc., Class A	1,657	134,316
WellCare Health Plans, Inc.*	718	35,362
WellPoint, Inc.	800	62,536
Woolworths Ltd. (Australia)	1,518	44,336

		5,987,523

Diversified — 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	270	46,928

Energy — 10.2%
Berry Petroleum Co., Class A	758	39,727
BG Group PLC (United Kingdom)	3,998	92,555
Bill Barrett Corp.*	761	33,918
BP PLC (United Kingdom)	28,143	216,949
Brigham Exploration Co.*	1,689	52,595
CARBO Ceramics, Inc.	267	40,122
Chevron Corp.	3,758	394,252
Complete Production Services, Inc.*	978	32,460
ConocoPhillips	2,781	203,625
Delek US Holdings, Inc.	3,201	48,303
Devon Energy Corp.	889	74,738
Dril-Quip, Inc.*	541	40,131
ENI S.p.A (Italy)	3,345	80,114
Exxon Mobil Corp.	10,062	839,875
Helix Energy Solutions Group, Inc.*	1,689	29,591
Hornbeck Offshore Services, Inc.*	1,334	36,005
Key Energy Services, Inc.*	1,867	33,009

See Notes to Financial Statements.	26

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Energy (Continued)
Occidental Petroleum Corp.	1,548	$166,952
Peabody Energy Corp.	2,627	161,193
Royal Dutch Shell PLC, Class A (United Kingdom)	4,417	159,362
Royal Dutch Shell PLC, Class B (United Kingdom)	3,396	122,916
RPC, Inc.	2,332	58,720
Schlumberger Ltd. (Netherlands Antilles)	2,173	186,269
Southwestern Energy Co.*	742	32,477
Statoil ASA (Norway)	1,431	37,662
Total S.A. (France)	2,635	151,637
Williams (The) Cos., Inc.	6,313	198,165
Woodside Petroleum Ltd. (Australia)	654	32,495

		3,595,817

Financial — 16.2%
Alexander’s, Inc. REIT	84	32,946
Allianz SE (Germany)	503	69,549
American Campus Communities, Inc. REIT	822	29,049
American Capital Ltd.*	4,802	47,540
American Express Co.	2,312	119,299
Apollo Investment Corp.	2,756	31,446
Ashford Hospitality Trust, Inc. REIT	2,756	39,328
Associated Estates Realty Corp. REIT	1,689	28,477
Australia & New Zealand Banking Group Ltd. (Australia)	3,135	73,925
AXA S.A. (France)	2,291	48,876
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,737	55,262
Banco Santander S.A. (Spain)	8,413	99,949
Bank of America Corp.	18,815	221,076
Barclays PLC (United Kingdom)	15,018	68,385
Berkshire Hathaway, Inc., Class B*	5,102	403,415
BioMed Realty Trust, Inc. REIT	1,600	32,784
BNP Paribas (France)	1,124	87,612
Boston Properties, Inc. REIT	1,423	154,183
CBL & Associates Properties, Inc. REIT	1,956	37,633
Charles Schwab (The) Corp.	2,281	41,081
Citigroup, Inc.*	5,513	226,860
Commonwealth Bank of Australia (Australia)	1,956	105,503
Community Trust Bancorp, Inc.	800	21,984
Credit Acceptance Corp.*	445	35,600
Credit Suisse Group AG (Switzerland)*	1,307	56,117
Deutsche Bank AG (Germany) (a)	1,087	64,718
Entertainment Properties Trust REIT	622	30,217
Equity Lifestyle Properties, Inc. REIT	409	24,029
Equity One, Inc. REIT	1,360	26,670
Equity Residential REIT	533	32,955
Evercore Partners, Inc., Class A	978	36,196
FirstMerit Corp.	1,296	21,112
Franklin Resources, Inc.	448	58,052
Goldman Sachs Group (The), Inc.	913	128,486
Highwoods Properties, Inc. REIT	1,015	36,621
Home Properties, Inc. REIT	533	32,993
HSBC Holdings PLC (United Kingdom)	20,507	214,267
ING Groep NV (Netherlands)*	4,550	54,808
Investors Bancorp, Inc.*	1,778	26,617
JPMorgan Chase & Co.	7,430	321,273

	Number of Shares	Value

Financial (Continued)
Kilroy Realty Corp. REIT	800	$33,176
LaSalle Hotel Properties REIT	978	27,364
Lloyds Banking Group PLC (United Kingdom)*	45,476	38,923
M&T Bank Corp.	1,334	117,792
MFA Financial, Inc. REIT	3,711	30,579
Mid-America Apartment Communities, Inc. REIT	464	31,807
Mitsubishi UFJ Financial Group, Inc. (Japan)	16,342	75,434
Mizuho Financial Group, Inc. (Japan)	20,827	32,815
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	268	41,070
National Australia Bank Ltd. (Australia)	2,644	74,603
National Interstate Corp.	1,067	23,037
National Retail Properties, Inc. REIT	1,322	34,081
Nomura Holdings, Inc. (Japan)	5,335	26,793
Nordea Bank AB (Sweden)	3,775	44,207
Northern Trust Corp.	2,604	127,049
OMEGA Healthcare Investors, Inc. REIT	1,341	28,550
Pebblebrook Hotel Trust REIT	1,245	27,066
Platinum Underwriters Holdings Ltd. (Bermuda)	411	14,032
Potlatch Corp. REIT	631	22,716
ProAssurance Corp.*	534	37,546
Prosperity Bancshares, Inc.	750	32,813
Public Storage REIT	356	42,129
Signature Bank*	622	35,404
Simon Property Group, Inc. REIT	520	61,391
Societe Generale (France)	704	41,738
Standard Chartered PLC (United Kingdom)	2,592	69,455
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,759	50,882
SVB Financial Group*	622	36,934
T. Rowe Price Group, Inc.	2,668	168,884
Tanger Factory Outlet Centers, Inc. REIT	1,046	28,723
Tower Group, Inc.	646	15,698
Travelers (The) Cos., Inc.	978	60,714
U.S. Bancorp	3,735	95,616
UBS AG (Switzerland)*	4,216	80,771
UMB Financial Corp.	612	26,102
UniCredit S.p.A (Italy)	20,155	45,751
Universal Health Realty Income Trust REIT	711	30,793
Washington Real Estate Investment Trust REIT	925	31,940
Webster Financial Corp.	1,156	24,114
Wells Fargo & Co.	10,283	291,729
Westamerica Bancorporation	501	25,200
Westpac Banking Corp. (Australia)	3,827	90,243
Weyerhaeuser Co. REIT	5,268	113,474
Zurich Financial Services AG (Switzerland)*	153	40,918

		5,706,949

Industrial — 9.1%
AAON, Inc.	978	32,959
ABB Ltd. (Switzerland)*	2,466	66,183
Acuity Brands, Inc.	622	37,917
BAE Systems PLC (United Kingdom)	4,475	24,321
Benchmark Electronics, Inc.*	1,037	17,919
Boeing (The) Co.	1,512	117,981
Brady Corp., Class A	800	27,576

See Notes to Financial Statements.	27

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Industrial (Continued)
Cascade Corp.	622	$25,272
Caterpillar, Inc.	1,081	114,370
CLARCOR, Inc.	823	35,068
Clean Harbors, Inc.*	445	45,016
East Japan Railway Co. (Japan)	432	25,205
Eaton Corp.	3,258	168,340
EMCOR Group, Inc.*	856	25,997
Emerson Electric Co.	1,420	77,462
EnerSys*	711	25,454
Fanuc Corp. (Japan)	266	40,895
FedEx Corp.	533	49,910
General Dynamics Corp.	726	53,884
General Electric Co.	20,565	403,897
GrafTech International Ltd.*	1,667	35,240
Graphic Packaging Holding Co.*	4,624	25,340
Griffon Corp.*	555	5,877
Hexcel Corp.*	1,334	27,574
Ingersoll-Rand PLC (Ireland)	3,468	173,052
Kaydon Corp.	445	16,185
Knight Transportation, Inc.	1,407	24,060
Komatsu Ltd. (Japan)	1,156	34,606
Koninklijke Philips Electronics NV (Netherlands)	1,311	36,327
L-1 Identity Solutions, Inc.*	1,400	15,568
Lindsay Corp.	711	47,694
Metabolix, Inc.*	1,423	12,579
Mitsubishi Electric Corp. (Japan)	2,668	30,049
Moog, Inc., Class A*	622	25,533
Nordson Corp.	890	46,298
Parker Hannifin Corp.	1,689	150,068
Republic Services, Inc.	4,205	132,541
Rock-Tenn Co., Class A	529	40,643
Schneider Electric S.A. (France)	269	44,317
Siemens AG (Germany)	980	131,023
Silgan Holdings, Inc.	1,158	51,982
Simpson Manufacturing Co., Inc.	800	22,416
Sun Hydraulics Corp.	978	47,365
Thermo Fisher Scientific, Inc.*	800	52,360
Toshiba Corp. (Japan)	5,335	28,238
TriMas Corp.*	2,045	41,718
Union Pacific Corp.	1,038	108,959
United Parcel Service, Inc., Class B	1,848	135,810
United Technologies Corp.	1,739	152,632
Vinci S.A. (France)	539	34,741
Watts Water Technologies, Inc., Class A	533	18,650
Woodward, Inc.	978	34,445
Worthington Industries, Inc.	1,067	23,293

		3,222,809

Technology — 7.5%
Apple, Inc.*	1,804	627,485
Applied Materials, Inc.	2,668	36,765
CACI International, Inc., Class A*	485	30,958
Concur Technologies, Inc.*	796	39,776
EMC Corp.*	3,793	107,987
Intel Corp.	10,137	228,184
International Business Machines Corp.	2,560	432,461

	Number of Shares	Value

Technology (Continued)
Jack Henry & Associates, Inc.	1,378	$43,049
JDA Software Group, Inc.*	1,200	39,636
Mentor Graphics Corp.*	1,500	20,115
Microsoft Corp.	15,818	395,607
MKS Instruments, Inc.	700	18,410
Netlogic Microsystems, Inc.*	889	34,066
Parametric Technology Corp.*	1,888	43,972
Quality Systems, Inc.	505	43,470
Quest Software, Inc.*	1,512	34,315
Riverbed Technology, Inc.*	1,864	70,683
SAP AG (Germany)	1,116	69,260
SRA International, Inc., Class A*	875	27,081
SYNNEX Corp.*	600	19,644
TriQuint Semiconductor, Inc.*	2,090	27,066
Ultratech, Inc.*	1,334	42,381
VeriFone Systems, Inc.*	1,156	55,638
Xerox Corp.	13,960	142,532

		2,630,541

Utilities — 1.8%
Cleco Corp.	800	28,072
E.ON AG (Germany)	2,644	75,013
ENEL S.p.A (Italy)	8,809	60,457
GDF Suez (France)	1,514	55,632
National Fuel Gas Co.	889	64,043
Nicor, Inc.	663	36,438
Piedmont Natural Gas Co., Inc.	1,053	33,138
RWE AG (Germany)	605	35,251
Sempra Energy	2,668	147,194
Southern Co.	1,571	62,966
Tokyo Electric Power (The) Co., Inc. (Japan)	1,510	5,892
WGL Holdings, Inc.	842	33,049

		637,145

TOTAL COMMON STOCKS (Cost $26,263,949)		29,754,648

	Principal Amount	Value

CORPORATE BONDS — 11.5%
Basic Materials — 0.8%
ArcelorMittal (Luxembourg) 9.85%, 6/01/19	$58,000	74,819
Dow Chemical (The) Co. 8.55%, 5/15/19	66,000	86,077
Rio Tinto Finance USA Ltd. (Australia) 9.00%, 5/01/19	66,000	88,161
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	46,000	50,770

		299,827

Communications — 2.4%
BellSouth Corp. 6.00%, 11/15/34	109,000	113,471
British Telecommunications PLC (United Kingdom) 9.875%, 12/15/30 (b)	30,000	42,907

See Notes to Financial Statements.	28

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2011

	Principal Amount	Value

Communications (Continued)
CBS Corp. 7.875%, 7/30/30	$15,000	$18,224
Cisco Systems, Inc. 4.45%, 1/15/20	60,000	62,953
5.90%, 2/15/39	46,000	49,875
Comcast Corp. 6.45%, 3/15/37	45,000	49,068
Deutsche Telekom International Finance BV (Netherlands) 8.75%, 6/15/30 (b)	69,000	94,636
News America, Inc. 6.20%, 12/15/34	77,000	80,222
Telecom Italia Capital S.A. (Luxembourg) 7.721%, 6/04/38	43,000	46,129
Time Warner Cable, Inc. 6.55%, 5/01/37	18,000	19,216
Time Warner, Inc. 7.70%, 5/01/32	77,000	94,148
Verizon Global Funding Corp. 7.75%, 12/01/30	124,000	157,618
Viacom, Inc. 6.25%, 4/30/16	15,000	17,370

		845,837

Consumer, Cyclical — 0.9%
CVS Caremark Corp. 6.125%, 9/15/39	44,000	46,066
Target Corp. 7.00%, 1/15/38	110,000	135,936
Wal-Mart Stores, Inc. 4.55%, 5/01/13	5,000	5,371
6.50%, 8/15/37	106,000	123,810

		311,183

Consumer, Non-cyclical — 1.5%
Abbott Laboratories 5.875%, 5/15/16	14,000	16,368
Aetna, Inc. 6.625%, 6/15/36	18,000	20,611
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 1/15/20	43,000	47,752
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	45,000	53,656
Bristol-Myers Squibb Co. 5.875%, 11/15/36	52,000	59,451
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	88,000	121,116
Eli Lilly & Co. 5.55%, 3/15/37	30,000	31,864
Johnson & Johnson 5.95%, 8/15/37	33,000	38,376
Merck & Co., Inc. 5.00%, 6/30/19	21,000	23,419
Procter & Gamble (The) Co. 5.55%, 3/05/37	18,000	19,826
Unilever Capital Corp. 5.90%, 11/15/32	74,000	85,031

		517,470

	Principal Amount	Value

Energy — 1.1%
ConocoPhillips 5.90%, 10/15/32	$117,000	$130,145
Kinder Morgan Energy Partners LP 5.80%, 3/15/35	87,000	87,271
Petrobras International Finance Co. (Cayman Islands) 5.75%, 1/20/20	48,000	51,150
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	42,000	50,362
Suncor Energy, Inc. (Canada) 6.50%, 6/15/38	30,000	34,145
TransCanada PipeLines Ltd. (Canada) 7.625%, 1/15/39	17,000	22,066

		375,139

Financial — 2.6%
Allstate (The) Corp. 5.55%, 5/09/35	34,000	34,254
Bank of New York Mellon (The) Corp., Series G, MTN 4.60%, 1/15/20	117,000	124,737
Bear Stearns & Co., Inc. 7.25%, 2/01/18	30,000	36,034
Chubb Corp. 6.00%, 5/11/37	27,000	29,465
Citigroup, Inc. 8.125%, 7/15/39	108,000	141,230
Credit Suisse (USA), Inc. 7.125%, 7/15/32	56,000	69,331
General Electric Capital Corp., Series A, MTN 6.75%, 3/15/32	136,000	155,873
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	58,000	62,605
6.75%, 10/01/37	67,000	67,528
JPMorgan Chase Bank NA 5.875%, 6/13/16	50,000	56,176
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	64,000	68,652
PNC Funding Corp. 5.25%, 11/15/15	8,000	8,755
Principal Financial Group, Inc. 6.05%, 10/15/36	28,000	29,991
Travelers (The) Cos., Inc. 6.25%, 3/15/37 (b)	27,000	28,655

		913,286

Industrial — 0.6%
Burlington Northern Santa Fe LLC 6.15%, 5/01/37	26,000	28,799
CSX Corp. 6.00%, 10/01/36	74,000	79,815
Lockheed Martin Corp., Series B 6.15%, 9/01/36	13,000	14,615
Norfolk Southern Corp. 7.90%, 5/15/97	32,000	41,828
United Parcel Service, Inc. 6.20%, 1/15/38	16,000	18,821

See Notes to Financial Statements.	29

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2011

	Principal Amount	Value

Industrial (Continued)
United Technologies Corp. 6.125%, 7/15/38	$32,000	$37,596

		221,474

Technology — 0.1%
Dell, Inc. 5.875%, 6/15/19	23,000	25,997
Microsoft Corp. 4.20%, 6/01/19	28,000	29,768

		55,765

Utilities — 1.5%
Appalachian Power Co. 7.95%, 1/15/20	40,000	51,165
Florida Power & Light Co. 5.95%, 2/01/38	53,000	60,358
MidAmerican Energy Holdings Co. 6.125%, 4/01/36	133,000	147,432
Oncor Electric Delivery Co. LLC 7.00%, 9/01/22	71,000	85,997
Pacific Gas & Electric Co. 6.05%, 3/01/34	28,000	30,632
6.25%, 3/01/39	40,000	44,664
Public Service Co. of Colorado 5.125%, 6/01/19	44,000	49,127
Scana Corp., MTN 6.25%, 4/01/20	27,000	30,357
Southern California Edison Co. 6.05%, 3/15/39	21,000	24,044

		523,776

TOTAL CORPORATE BONDS (Cost $3,912,689)		4,063,757

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 3.1%
Federal Home Loan Mortgage Corp. — 0.1%
6.25%, 7/15/32	43,000	54,168

United States Treasury Bonds/ Notes — 3.0%
1.75%, 11/15/11	139,600	140,652
7.50%, 11/15/16	93,300	120,955
8.125%, 8/15/19	113,900	160,724
3.625%, 2/15/20	74,100	78,928
6.25%, 5/15/30	17,700	23,347
4.375%, 2/15/38	304,200	314,467
4.625%, 2/15/40	96,000	102,810
4.375%, 5/15/40	100,400	103,098

		1,044,981

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $1,076,196)		1,099,149

SOVEREIGN BONDS — 0.6%
Federative Republic of Brazil (Brazil) 7.125%, 1/20/37	53,000	64,660

	Principal Amount	Value

SOVEREIGN BONDS (Continued)
Province of Quebec, Series PD (Canada) 7.50%, 9/15/29	$64,000	$87,640
Republic of Italy (Italy) 5.25%, 9/20/16	25,000	27,423
United Mexican States (Mexico) 5.625%, 1/15/17	44,000	49,676

TOTAL SOVEREIGN BONDS (Cost $215,837)		229,399

TOTAL INVESTMENTS — 99.5% (Cost $31,468,671)		$35,146,953
Other assets less liabilities — 0.5%		160,395

NET ASSETS — 100.0%		$35,307,348

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Variable Rate Coupon. Stated interest rate was in effect at May 31, 2011.

COUNTRY BREAKDOWN AS OF MAY 31, 2011

(Unaudited)

	Value	% of Net Assets
United States	$26,657,472	75.5%
United Kingdom	2,189,284	6.2
Switzerland	913,611	2.6
Japan	892,677	2.5
France	806,434	2.3
Germany	787,739	2.2
Australia	749,033	2.1
Netherlands	300,886	0.9
Spain	270,492	0.8
Italy	213,745	0.6
Canada	206,203	0.6
Netherlands Antilles	186,269	0.5
Ireland	173,052	0.5
Luxembourg	156,230	0.4
Sweden	140,214	0.4
Cayman Islands	122,977	0.4
Denmark	68,383	0.2
Brazil	64,660	0.2
Israel	62,532	0.2
Mexico	49,676	0.1
Belgium	47,669	0.1
Norway	37,662	0.1
Finland	36,021	0.1
Bermuda	14,032	0.0

TOTAL INVESTMENTS	35,146,953	99.5
Other assets less liabilities	160,395	0.5

NET ASSETS	$35,307,348	100.0%

See Notes to Financial Statements.	30

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund

May 31, 2011

	Number of Shares	Value

COMMON STOCKS — 95.4%
Basic Materials — 5.4%
Air Liquide S.A. (France)	310	$43,019
Allied Nevada Gold Corp.*	1,689	62,628
Anglo American PLC (United Kingdom)	1,968	98,149
ArcelorMittal (Luxembourg)	1,147	38,214
BASF SE (Germany)	1,200	110,856
Bayer AG (Germany)	1,141	93,415
BHP Billiton Ltd. (Australia)	4,740	224,048
BHP Billiton PLC (United Kingdom)	2,942	116,362
Buckeye Technologies, Inc.	2,400	61,128
Coeur d’Alene Mines Corp.*	1,600	44,112
Dow Chemical (The) Co.	2,347	84,797
E.I. du Pont de Nemours & Co.	1,947	103,775
Freeport-McMoRan Copper & Gold, Inc.	1,778	91,816
Metals USA Holdings Corp.*	1,955	30,733
Newmont Mining Corp.	1,188	67,205
Rio Tinto Ltd. (Australia)	624	54,190
Rio Tinto PLC (United Kingdom)	1,788	124,929
Rockwood Holdings, Inc.*	1,013	53,274
Sensient Technologies Corp.	835	31,772
Sherwin-Williams (The) Co.	1,486	130,530
Solutia, Inc.*	1,955	48,816
Syngenta AG (Switzerland)*	141	48,703
Vulcan Materials Co.	1,555	62,962
Xstrata PLC (United Kingdom)	2,815	66,048

		1,891,481

Communications — 9.8%
Acme Packet, Inc.*	889	67,288
ADTRAN, Inc.	889	38,103
Anixter International, Inc.*	640	43,322
Arris Group, Inc.*	2,229	25,165
AT&T, Inc.	12,690	400,496
Calix, Inc.*	2,222	47,929
Cisco Systems, Inc.	11,858	199,214
Comcast Corp., Class A	5,861	147,932
Corning, Inc.	3,146	63,392
Deutsche Telekom AG (Germany)	3,808	56,550
Digital River, Inc.*	656	21,353
Discovery Communications, Inc., Class A*	3,555	154,855
eResearch Technology, Inc.*	2,999	19,014
France Telecom S.A. (France)	2,673	61,099
Google, Inc., Class A*	675	357,088
GSI Commerce, Inc.*	1,155	33,784
Limelight Networks, Inc.*	5,688	32,592
News Corp., Class A	3,805	69,784
Nokia OYJ (Finland)	5,752	39,278
NTT DoCoMo, Inc. (Japan)	22	41,108
Orbitz Worldwide, Inc.*	5,777	13,287
Rackspace Hosting, Inc.*	2,190	96,360
Symantec Corp.*	9,243	180,701
Tekelec*	1,200	10,920
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,850	56,855
Telefonica S.A. (Spain)	5,384	130,613
Thomson Reuters Corp. (Canada)	1,778	69,289
TIBCO Software, Inc.*	2,442	68,596

	Number of Shares	Value

Communications (Continued)
Time Warner, Inc.	2,364	$86,121
Verizon Communications, Inc.	6,649	245,548
Vivendi (France)	1,740	48,515
Vodafone Group PLC (United Kingdom)	66,352	184,514
Walt Disney (The) Co.	4,076	169,683
Windstream Corp.	5,333	71,729
Yahoo!, Inc.*	3,433	56,816

		3,408,893

Consumer, Cyclical — 10.2%
Alaska Air Group, Inc.*	533	35,998
Ascena Retail Group, Inc.*	1,400	46,844
Buckle (The), Inc.	854	36,457
Callaway Golf Co.	3,999	27,073
Carter’s, Inc.*	1,060	33,602
Casey’s General Stores, Inc.	861	35,688
Cash America International, Inc.	444	23,115
Cinemark Holdings, Inc.	1,750	38,063
Coach, Inc.	3,899	248,211
Collective Brands, Inc.*	1,244	19,406
Columbia Sportswear Co.	580	38,048
Compagnie Financiere Richemont S.A. (Switzerland)	691	45,046
CVS Caremark Corp.	2,902	112,278
Daimler AG (Germany)	1,226	86,547
Dana Holding Corp.*	2,133	38,650
Deckers Outdoor Corp.*	622	56,664
Dillard’s, Inc., Class A	1,155	64,899
Dollar General Corp.*	4,396	154,168
DSW, Inc., Class A*	1,237	62,036
Exide Technologies*	4,355	42,940
Ford Motor Co.*	6,363	94,936
G&K Services, Inc., Class A	1,155	36,533
Gaylord Entertainment Co.*	622	20,060
Hennes & Mauritz AB, Class B (Sweden)	1,326	49,180
Honda Motor Co. Ltd. (Japan)	2,570	97,751
JetBlue Airways Corp.*	4,153	25,209
Johnson Controls, Inc.	1,422	56,311
Jones Group (The), Inc.	1,600	19,664
K-Swiss, Inc., Class A*	2,311	25,490
La-Z-Boy, Inc.*	3,111	34,439
Liz Claiborne, Inc.*	4,977	32,500
Lowe’s Cos., Inc.	3,288	79,373
McDonald’s Corp.	2,234	182,160
Men’s Wearhouse (The), Inc.	936	32,226
Mitsubishi Corp. (Japan)	1,992	50,437
Mitsui & Co. Ltd. (Japan)	2,801	47,718
Nike, Inc., Class B	1,067	90,108
Nintendo Co. Ltd. (Japan)	137	31,822
Nissan Motor Co. Ltd. (Japan)	3,204	32,103
Nu Skin Enterprises, Inc., Class A	889	34,751
Owens & Minor, Inc.	1,128	39,029
Panasonic Corp. (Japan)	2,734	32,105
Penske Automotive Group, Inc.	1,422	29,521
Polaris Industries, Inc.	533	58,817
Saks, Inc.*	2,666	30,152
Skechers U.S.A., Inc., Class A*	800	13,984

See Notes to Financial Statements.	31

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Consumer, Cyclical (Continued)
Sony Corp. (Japan)	1,491	$39,698
Tenneco, Inc.*	889	37,116
Toyota Motor Corp. (Japan)	4,328	181,133
Under Armour, Inc., Class A*	700	45,626
UniFirst Corp.	400	21,448
US Airways Group, Inc.*	2,577	23,451
Vail Resorts, Inc.*	516	25,103
Walgreen Co.	1,955	85,297
Wal-Mart Stores, Inc.	8,025	443,142
Warnaco Group (The), Inc.*	688	37,943
Watsco, Inc.	570	38,156
World Fuel Services Corp.	1,113	40,714

		3,540,939

Consumer, Non-cyclical — 19.2%
Abbott Laboratories	3,444	179,949
ABM Industries, Inc.	889	20,251
Accuray, Inc.*	3,910	29,872
Aetna, Inc.	5,066	221,282
Amedisys, Inc.*	827	25,885
American Medical Systems Holdings, Inc.*	1,155	34,581
American Reprographics Co.*	3,022	28,346
AMERIGROUP Corp.*	926	65,663
Amgen, Inc.*	2,133	129,132
Anheuser-Busch InBev NV (Belgium)	859	51,767
AstraZeneca PLC (United Kingdom)	1,825	95,448
British American Tobacco PLC (United Kingdom)	2,418	108,333
Bruker Corp.*	3,243	63,952
Capella Education Co.*	267	12,907
Catalyst Health Solutions, Inc.*	835	50,960
CBIZ, Inc.*	3,999	30,593
Centene Corp.*	816	28,397
Coca-Cola (The) Co.	4,833	322,892
DANONE S.A. (France)	723	52,957
Diageo PLC (United Kingdom)	3,168	67,474
Ennis, Inc.	1,511	28,845
Fresh Del Monte Produce, Inc. (Cayman Islands)	1,116	30,679
Gentiva Health Services, Inc.*	856	20,955
GlaxoSmithKline PLC (United Kingdom)	6,908	150,087
HEALTHSOUTH Corp.*	1,600	44,912
Healthspring, Inc.*	978	42,885
Heidrick & Struggles International, Inc.	1,315	27,549
HMS Holdings Corp.*	444	34,659
Hospira, Inc.*	2,044	113,013
Invacare Corp.	500	16,790
Johnson & Johnson	6,484	436,308
Kraft Foods, Inc., Class A	3,240	113,303
Lancaster Colony Corp.	493	29,896
Live Nation Entertainment, Inc.*	3,288	37,911
Magellan Health Services, Inc.*	648	34,305
Masimo Corp.*	1,866	57,324
MasterCard, Inc., Class A	342	98,171
Medifast, Inc.*	889	23,754
Merck & Co., Inc.	7,044	258,867
Molina Healthcare, Inc.*	750	20,385

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Molson Coors Brewing Co., Class B	1,947	$90,828
Nestle S.A. (Switzerland)	4,675	300,100
Novartis AG (Switzerland)	2,802	180,689
Novo Nordisk A/S, Class B (Denmark)	593	74,269
Pfizer, Inc.	17,686	379,365
Philip Morris International, Inc.	3,835	275,161
Procter & Gamble (The) Co.	6,428	430,676
Reckitt Benckiser Group PLC (United Kingdom)	783	44,295
Roche Holding AG (Switzerland)	1,064	187,126
Rollins, Inc.	2,403	48,348
Ruddick Corp.	883	38,808
Safeway, Inc.	5,019	123,969
Salix Pharmaceuticals Ltd.*	889	35,587
Sanofi	1,500	118,645
Seaboard Corp.	23	53,130
Select Medical Holdings Corp.*	2,933	27,864
Sirona Dental Systems, Inc.*	931	50,330
SonoSite, Inc.*	889	31,746
Sotheby’s	978	41,623
STERIS Corp.	1,038	37,461
Takeda Pharmaceutical Co. Ltd. (Japan)	1,236	58,803
Tejon Ranch Co.*	1,067	39,319
Tesco PLC (United Kingdom)	11,750	81,044
Teva Pharmaceutical Industries Ltd. (Israel)	1,354	69,400
TreeHouse Foods, Inc.*	533	32,476
Unilever NV (Netherlands)	2,155	70,263
Unilever PLC (United Kingdom)	1,686	54,697
UnitedHealth Group, Inc.	2,314	113,270
ViroPharma, Inc.*	1,350	26,123
Visa, Inc., Class A	1,848	149,799
WellCare Health Plans, Inc.*	775	38,169
WellPoint, Inc.	889	69,493
Woolworths Ltd. (Australia)	1,685	49,213

		6,663,328

Diversified — 0.2%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	289	50,230

Energy — 11.5%
Berry Petroleum Co., Class A	819	42,924
BG Group PLC (United Kingdom)	4,721	109,292
Bill Barrett Corp.*	823	36,681
BP PLC (United Kingdom)	32,610	251,384
Brigham Exploration Co.*	1,866	58,107
CARBO Ceramics, Inc.	356	53,496
Chevron Corp.	4,208	441,461
Complete Production Services, Inc.*	1,155	38,334
ConocoPhillips	3,141	229,984
Delek US Holdings, Inc.	3,644	54,988
Devon Energy Corp.	978	82,220
Dril-Quip, Inc.*	581	43,099
ENI S.p.A (Italy)	3,510	84,066
Exxon Mobil Corp.	11,239	938,120
Helix Energy Solutions Group, Inc.*	1,866	32,692
Hornbeck Offshore Services, Inc.*	1,511	40,782
Key Energy Services, Inc.*	2,133	37,711

See Notes to Financial Statements.	32

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Energy (Continued)
Occidental Petroleum Corp.	1,703	$183,669
Peabody Energy Corp.	2,916	178,926
Royal Dutch Shell PLC, Class A (United Kingdom)	4,815	173,721
Royal Dutch Shell PLC, Class B (United Kingdom)	3,604	130,445
RPC, Inc.	2,023	50,939
Schlumberger Ltd. (Netherlands Antilles)	2,401	205,815
Southwestern Energy Co.*	804	35,191
Statoil ASA (Norway)	1,371	36,083
Total S.A. (France)	2,925	168,325
Williams (The) Cos., Inc.	7,021	220,389
Woodside Petroleum Ltd. (Australia)	707	35,128

		3,993,972

Financial — 18.4%
Alexander’s, Inc. REIT	92	36,084
Allianz SE (Germany)	569	78,675
American Campus Communities, Inc. REIT	887	31,347
American Capital Ltd.*	5,333	52,797
American Express Co.	2,577	132,973
Apollo Investment Corp.	3,022	34,481
Ashford Hospitality Trust, Inc. REIT	3,111	44,394
Associated Estates Realty Corp. REIT	1,866	31,461
Australia & New Zealand Banking Group Ltd. (Australia)	3,481	82,084
AXA S.A. (France)	2,401	51,223
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	5,237	61,095
Banco Santander S.A. (Spain)	9,594	113,980
Bank of America Corp.	20,586	241,886
Barclays PLC (United Kingdom)	16,674	75,925
Berkshire Hathaway, Inc., Class B*	5,765	455,839
BioMed Realty Trust, Inc. REIT	1,778	36,431
BNP Paribas (France)	1,216	94,783
Boston Properties, Inc. REIT	1,600	173,360
CBL & Associates Properties, Inc. REIT	2,222	42,751
Charles Schwab (The) Corp.	2,489	44,827
Citigroup, Inc.	6,123	251,961
Commonwealth Bank of Australia (Australia)	2,171	117,101
Community Trust Bancorp, Inc.	889	24,430
Credit Acceptance Corp.*	533	42,640
Credit Suisse Group AG (Switzerland)*	1,418	60,883
Deutsche Bank AG (Germany) (a)	1,220	72,637
Entertainment Properties Trust REIT	711	34,540
Equity Lifestyle Properties, Inc. REIT	446	26,203
Equity One, Inc. REIT	1,467	28,768
Equity Residential REIT	622	38,458
Evercore Partners, Inc., Class A	1,067	39,490
FirstMerit Corp.	1,415	23,050
Franklin Resources, Inc.	512	66,345
Goldman Sachs Group (The), Inc.	1,044	146,922
Highwoods Properties, Inc. REIT	1,275	46,002
Home Properties, Inc. REIT	533	32,993
HSBC Holdings PLC (United Kingdom)	22,855	238,801
ING Groep NV (Netherlands)*	5,052	60,855
Investors Bancorp, Inc.*	1,955	29,266
JPMorgan Chase & Co.	8,466	366,069

	Number of Shares	Value

Financial (Continued)
Kilroy Realty Corp. REIT	800	$33,176
LaSalle Hotel Properties REIT	1,067	29,855
Lloyds Banking Group PLC (United Kingdom)*	50,488	43,212
M&T Bank Corp.	1,511	133,422
MFA Financial, Inc. REIT	4,031	33,215
Mid-America Apartment Communities, Inc. REIT	503	34,481
Mitsubishi UFJ Financial Group, Inc. (Japan)	22,361	103,217
Mizuho Financial Group, Inc. (Japan)	23,123	36,432
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	291	44,595
National Australia Bank Ltd. (Australia)	2,935	82,813
National Interstate Corp.	1,155	24,936
National Retail Properties, Inc. REIT	1,429	36,840
Nomura Holdings, Inc. (Japan)	5,955	29,907
Nordea Bank AB (Sweden)	4,150	48,598
Northern Trust Corp.	3,073	149,931
OMEGA Healthcare Investors, Inc. REIT	1,455	30,977
Pebblebrook Hotel Trust REIT	1,333	28,979
Platinum Underwriters Holdings Ltd. (Bermuda)	640	21,850
Potlatch Corp. REIT	684	24,624
ProAssurance Corp.*	581	40,850
Prosperity Bancshares, Inc.	817	35,744
Public Storage REIT	356	42,129
Signature Bank*	711	40,470
Simon Property Group, Inc. REIT	586	69,183
Societe Generale (France)	764	45,295
Standard Chartered PLC (United Kingdom)	2,921	78,271
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,002	57,911
SVB Financial Group*	711	42,219
T. Rowe Price Group, Inc.	3,022	191,292
Tanger Factory Outlet Centers, Inc. REIT	1,138	31,249
Tower Group, Inc.	707	17,180
Travelers (The) Cos., Inc.	1,067	66,239
U.S. Bancorp	4,177	106,931
UBS AG (Switzerland)*	4,456	85,369
UMB Financial Corp.	755	32,201
UniCredit S.p.A (Italy)	15,830	35,934
Universal Health Realty Income Trust REIT	711	30,793
Washington Real Estate Investment Trust REIT	1,000	34,530
Webster Financial Corp.	1,244	25,950
Wells Fargo & Co.	10,997	311,986
Westamerica Bancorporation	549	27,615
Westpac Banking Corp. (Australia)	4,771	112,503
Weyerhaeuser Co. REIT	5,807	125,083
Zurich Financial Services AG (Switzerland)*	205	54,825

		6,376,622

Industrial — 10.4%
AAON, Inc.	1,067	35,957
ABB Ltd. (Switzerland)*	2,671	71,684
Acuity Brands, Inc.	622	37,917
BAE Systems PLC (United Kingdom)	4,850	26,359
Benchmark Electronics, Inc.*	1,118	19,319
Boeing (The) Co.	1,589	123,990
Brady Corp., Class A	889	30,644

See Notes to Financial Statements.	33

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Industrial (Continued)
Cascade Corp.	711	$28,888
Caterpillar, Inc.	1,238	130,980
CLARCOR, Inc.	897	38,221
Clean Harbors, Inc.*	444	44,915
East Japan Railway Co. (Japan)	551	32,148
Eaton Corp.	3,770	194,797
EMCOR Group, Inc.*	1,216	36,930
Emerson Electric Co.	1,479	80,679
EnerSys*	711	25,454
Fanuc Corp. (Japan)	267	41,049
FedEx Corp.	622	58,244
General Dynamics Corp.	882	65,462
General Electric Co.	23,220	456,041
GrafTech International Ltd.*	1,795	37,946
Graphic Packaging Holding Co.*	5,066	27,762
Griffon Corp.*	1,086	11,501
Hexcel Corp.*	1,511	31,232
Ingersoll-Rand PLC (Ireland)	3,811	190,169
Kaydon Corp.	533	19,385
Knight Transportation, Inc.	1,534	26,231
Komatsu Ltd. (Japan)	1,244	37,240
Koninklijke Philips Electronics NV (Netherlands)	1,412	39,126
L-1 Identity Solutions, Inc.*	1,600	17,792
Lindsay Corp.	711	47,694
Metabolix, Inc.*	1,511	13,357
Mitsubishi Electric Corp. (Japan)	2,666	30,027
Moog, Inc., Class A*	711	29,187
Nordson Corp.	1,066	55,453
Parker Hannifin Corp.	1,855	164,817
Republic Services, Inc.	4,713	148,555
Rock-Tenn Co., Class A	573	44,024
Schneider Electric S.A. (France)	358	58,980
Siemens AG (Germany)	1,200	160,436
Silgan Holdings, Inc.	1,360	61,050
Simpson Manufacturing Co., Inc.	889	24,910
Sun Hydraulics Corp.	1,067	51,675
Thermo Fisher Scientific, Inc.*	889	58,185
Toshiba Corp. (Japan)	6,221	32,928
TriMas Corp.*	2,222	45,329
Union Pacific Corp.	1,142	119,877
United Parcel Service, Inc., Class B	2,009	147,641
United Technologies Corp.	1,930	169,396
Vinci S.A. (France)	588	37,899
Watts Water Technologies, Inc., Class A	622	21,764
Woodward, Inc.	1,067	37,580
Worthington Industries, Inc.	1,244	27,157

		3,605,983

Technology — 8.3%
Apple, Inc.*	2,016	701,225
Applied Materials, Inc.	2,933	40,417
CACI International, Inc., Class A*	525	33,511
Concur Technologies, Inc.*	763	38,127
EMC Corp.*	4,385	124,841
Intel Corp.	11,198	252,067
International Business Machines Corp.	2,872	485,166

	Number of Shares	Value

Technology (Continued)
Jack Henry & Associates, Inc.	1,498	$46,798
JDA Software Group, Inc.*	700	23,121
Mentor Graphics Corp.*	1,700	22,797
Microsoft Corp.	17,728	443,376
MKS Instruments, Inc.	800	21,040
Netlogic Microsystems, Inc.*	978	37,477
Parametric Technology Corp.*	1,741	40,548
Quality Systems, Inc.	551	47,430
Quest Software, Inc.*	1,438	32,635
Riverbed Technology, Inc.*	2,114	80,163
SAP AG (Germany)	1,212	75,218
SRA International, Inc., Class A*	947	29,310
SYNNEX Corp.*	500	16,370
TriQuint Semiconductor, Inc.*	2,100	27,195
Ultratech, Inc.*	1,511	48,004
VeriFone Systems, Inc.*	1,244	59,874
Xerox Corp.	15,542	158,684

		2,885,394

Utilities — 2.0%
Cleco Corp.	889	31,195
E.ON AG (Germany)	2,923	82,929
ENEL S.p.A (Italy)	9,436	64,760
GDF Suez (France)	1,639	60,225
National Fuel Gas Co.	978	70,455
Nicor, Inc.	716	39,351
Piedmont Natural Gas Co., Inc.	1,157	36,411
RWE AG (Germany)	655	38,164
Sempra Energy	2,933	161,814
Southern Co.	1,717	68,817
Tokyo Electric Power (The) Co., Inc. (Japan)	1,689	6,591
WGL Holdings, Inc.	915	35,914

		696,626

TOTAL COMMON STOCKS (Cost $29,616,447)		33,113,468

	Principal Amount	Value

CORPORATE BONDS — 2.6%
Basic Materials — 0.0% (b)
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	$7,000	7,726

Communications — 0.6%
BellSouth Corp. 6.00%, 11/15/34	33,000	34,353
British Telecommunications PLC (United Kingdom) 9.875%, 12/15/30 (d)	10,000	14,302
CBS Corp. 7.875%, 7/30/30	4,000	4,860
Cisco Systems, Inc. 4.45%, 1/15/20	13,000	13,640
5.90%, 2/15/39	11,000	11,927
Comcast Corp. 6.45%, 3/15/37	14,000	15,266

See Notes to Financial Statements.	34

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2011

	Principal Amount	Value

Communications (Continued)
Deutsche Telekom International Finance BV (Netherlands) 8.75%, 6/15/30 (d)	$15,000	$20,573
News America, Inc. 6.20%, 12/15/34	11,000	11,460
Telecom Italia Capital S.A. (Luxembourg) 7.721%, 6/04/38	9,000	9,655
Time Warner Cable, Inc. 6.55%, 5/01/37	6,000	6,405
Time Warner, Inc. 7.70%, 5/01/32	18,000	22,009
Verizon Global Funding Corp. 7.75%, 12/01/30	24,000	30,507
Viacom, Inc. 6.25%, 4/30/16	6,000	6,948

		201,905

Consumer, Cyclical — 0.2%
CVS Caremark Corp. 6.302%, 6/01/37 (c)	16,000	15,844
Target Corp. 7.00%, 1/15/38	16,000	19,772
Wal-Mart Stores, Inc. 6.50%, 8/15/37	25,000	29,201

		64,817

Consumer, Non-cyclical — 0.4%
Aetna, Inc. 6.625%, 6/15/36	5,000	5,725
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 1/15/20	9,000	9,994
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	14,000	16,693
Bristol-Myers Squibb Co. 5.875%, 11/15/36	19,000	21,723
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	16,000	22,021
Eli Lilly & Co. 5.55%, 3/15/37	6,000	6,373
Johnson & Johnson 5.95%, 8/15/37	8,000	9,303
Merck & Co., Inc. 5.00%, 6/30/19	6,000	6,691
Pepsi Bottling Group, Inc., Series B 7.00%, 3/01/29	4,000	5,090
Procter & Gamble (The) Co. 5.55%, 3/05/37	8,000	8,812
Unilever Capital Corp. 5.90%, 11/15/32	20,000	22,981

		135,406

Energy — 0.2%
ConocoPhillips 5.90%, 10/15/32	30,000	33,371
Kinder Morgan Energy Partners LP 5.80%, 3/15/35	11,000	11,034
Petrobras International Finance Co. (Cayman Islands) 5.75%, 1/20/20	11,000	11,722

	Principal Amount	Value

Energy (Continued)
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	$11,000	$13,190
Suncor Energy, Inc. (Canada) 6.50%, 6/15/38	9,000	10,243
TransCanada PipeLines Ltd. (Canada) 7.625%, 1/15/39	5,000	6,490

		86,050

Financial — 0.6%
Allstate (The) Corp. 5.55%, 5/09/35	5,000	5,037
Bank of New York Mellon (The) Corp., Series G, MTN 4.60%, 1/15/20	25,000	26,653
Chubb Corp. 6.00%, 5/11/37	8,000	8,730
Citigroup, Inc. 8.125%, 7/15/39	25,000	32,693
Credit Suisse (USA), Inc. 7.125%, 7/15/32	25,000	30,951
General Electric Capital Corp., Series A, MTN 6.75%, 3/15/32	6,000	6,876
Goldman Sachs Group (The), Inc. 6.75%, 10/01/37	21,000	21,165
JPMorgan Chase Bank NA 5.875%, 6/13/16	25,000	28,088
Landwirtschaftliche Rentenbank, Series G, MTN (Germany) 5.00%, 11/08/16	8,000	9,148
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	16,000	17,163
Merrill Lynch & Co., Inc., MTN 6.875%, 4/25/18	4,000	4,565
PNC Funding Corp. 5.25%, 11/15/15	4,000	4,378
Principal Financial Group, Inc. 6.05%, 10/15/36	8,000	8,569
Travelers (The) Cos., Inc. 6.25%, 3/15/37 (c)	9,000	9,552

		213,568

Industrial — 0.1%
Burlington Northern Santa Fe LLC 6.15%, 5/01/37	7,000	7,754
CSX Corp. 6.00%, 10/01/36	8,000	8,629
Lockheed Martin Corp., Series B 6.15%, 9/01/36	5,000	5,621
Norfolk Southern Corp. 7.90%, 5/15/97	8,000	10,457
United Parcel Service, Inc. 6.20%, 1/15/38	7,000	8,234
United Technologies Corp. 6.125%, 7/15/38	7,000	8,224

		48,919

Technology — 0.1%
Dell, Inc. 5.875%, 6/15/19	8,000	9,042

See Notes to Financial Statements.	35

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2011

	Principal Amount	Value

Technology (Continued)
Microsoft Corp. 4.20%, 6/01/19	$8,000	$8,505

		17,547

Utilities — 0.4%
Appalachian Power Co. 7.95%, 1/15/20	9,000	11,512
Florida Power & Light Co. 5.95%, 2/01/38	13,000	14,805
MidAmerican Energy Holdings Co. 6.125%, 4/01/36	31,000	34,364
Oncor Electric Delivery Co. LLC 7.00%, 9/01/22	18,000	21,802
Pacific Gas & Electric Co. 6.05%, 3/01/34	17,000	18,598
6.25%, 3/01/39	13,000	14,516
Scana Corp., MTN 6.25%, 4/01/20	8,000	8,995
Southern California Edison Co. 6.05%, 3/15/39	5,000	5,725

		130,317

TOTAL CORPORATE BONDS (Cost $872,778)		906,255

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 1.5%
Federal Home Loan Mortgage Corp. — 0.1%
6.25%, 7/15/32	42,000	52,908

United States Treasury Bonds/ Notes — 1.4%
3.25%, 7/31/16	7,300	7,851
8.125%, 8/15/19	75,200	106,114
3.625%, 2/15/20	39,900	42,500
7.625%, 2/15/25	62,700	90,768
6.25%, 5/15/30	40,400	53,290
5.00%, 5/15/37	20,600	23,468
4.375%, 2/15/38	40,800	42,177
4.375%, 5/15/40	115,500	118,604

		484,772

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $524,187)		537,680

SOVEREIGN BONDS — 0.1%
Federative Republic of Brazil (Brazil) 7.125%, 1/20/37	13,000	15,860
Province of Quebec, Series PD (Canada) 7.50%, 9/15/29	6,000	8,216
United Mexican States (Mexico) 5.625%, 1/15/17	8,000	9,032

TOTAL SOVEREIGN BONDS (Cost $30,864)		33,108

TOTAL INVESTMENTS — 99.6% (Cost $31,044,276)		$34,590,511
Other assets less liabilities — 0.4%		132,110

NET ASSETS — 100.0%		$34,722,621

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

(c) Variable Rate Coupon. Stated interest rate was in effect at May 31, 2011.

(d) The rate shown reflects the coupon after the step date.

COUNTRY BREAKDOWN AS OF MAY 31, 2011 (Unaudited)

	Value	% of Net Assets
United States	$25,873,883	74.5%
United Kingdom	2,349,785	6.8
Switzerland	1,034,425	3.0
Japan	1,020,128	2.9
Germany	909,170	2.6
France	891,195	2.6
Australia	757,080	2.2
Spain	305,688	0.9
Netherlands Antilles	205,815	0.6
Netherlands	204,007	0.6
Ireland	190,169	0.6
Italy	184,760	0.5
Sweden	154,633	0.5
Canada	94,238	0.3
Denmark	74,269	0.2
Israel	69,400	0.2
Belgium	51,767	0.1
Cayman Islands	50,127	0.1
Luxembourg	47,869	0.1
Finland	39,278	0.1
Norway	36,083	0.1
Bermuda	21,850	0.1
Brazil	15,860	0.0
Mexico	9,032	0.0

TOTAL INVESTMENTS	34,590,511	99.6
Other assets less liabilities	132,110	0.4

NET ASSETS	$34,722,621	100.0%

See Notes to Financial Statements.	36

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund

May 31, 2011

	Number of Shares	Value

COMMON STOCKS — 28.4%
Basic Materials — 1.6%
Air Liquide S.A. (France)	44	$6,106
Allied Nevada Gold Corp.*	225	8,343
Anglo American PLC (United Kingdom)	207	10,324
ArcelorMittal (Luxembourg)	139	4,631
BASF SE (Germany)	142	13,118
Bayer AG (Germany)	135	11,053
BHP Billiton Ltd. (Australia)	633	29,921
BHP Billiton PLC (United Kingdom)	353	13,962
Buckeye Technologies, Inc.	300	7,641
Coeur d’Alene Mines Corp.*	125	3,446
Dow Chemical (The) Co.	351	12,682
E.I. du Pont de Nemours & Co.	240	12,792
Freeport-McMoRan Copper & Gold, Inc.	300	15,492
Metals USA Holdings Corp.*	300	4,716
Newmont Mining Corp.	162	9,164
Rio Tinto Ltd. (Australia)	129	11,203
Rio Tinto PLC (United Kingdom)	208	14,533
Rockwood Holdings, Inc.*	180	9,466
Sensient Technologies Corp.	127	4,832
Sherwin-Williams (The) Co.	187	16,426
Solutia, Inc.*	300	7,491
Syngenta AG (Switzerland)*	17	5,872
Vulcan Materials Co.	225	9,110
Xstrata PLC (United Kingdom)	517	12,130

		254,454

Communications — 2.9%
Acme Packet, Inc.*	150	11,354
ADTRAN, Inc.	150	6,429
Anixter International, Inc.*	92	6,227
Arris Group, Inc.*	297	3,353
AT&T, Inc.	1,796	56,683
Calix, Inc.*	300	6,471
Cisco Systems, Inc.	1,607	26,997
Comcast Corp., Class A	871	21,984
Corning, Inc.	485	9,773
Deutsche Telekom AG (Germany)	450	6,683
Digital River, Inc.*	91	2,962
Discovery Communications, Inc., Class A*	525	22,869
eResearch Technology, Inc.*	557	3,531
France Telecom S.A. (France)	299	6,834
Google, Inc., Class A*	88	46,553
GSI Commerce, Inc.*	150	4,388
Limelight Networks, Inc.*	749	4,292
News Corp., Class A	587	10,766
Nokia OYJ (Finland)	566	3,865
NTT DoCoMo, Inc. (Japan)	8	14,948
Orbitz Worldwide, Inc.*	824	1,895
Rackspace Hosting, Inc.*	249	10,956
Symantec Corp.*	1,274	24,907
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	212	3,131
Telefonica S.A. (Spain)	599	14,531
Thomson Reuters Corp. (Canada)	225	8,768
TIBCO Software, Inc.*	422	11,854
Time Warner, Inc.	351	12,787

	Number of Shares	Value

Communications (Continued)
Verizon Communications, Inc.	910	$33,606
Vivendi (France)	201	5,604
Vodafone Group PLC (United Kingdom)	8,089	22,494
Walt Disney (The) Co.	595	24,769
Windstream Corp.	749	10,074
Yahoo!, Inc.*	450	7,448

		469,786

Consumer, Cyclical — 2.9%
Alaska Air Group, Inc.*	75	5,066
Ascena Retail Group, Inc.*	180	6,023
Buckle (The), Inc.	123	5,251
Callaway Golf Co.	525	3,554
Carter’s, Inc.*	152	4,818
Casey’s General Stores, Inc.	118	4,891
Cinemark Holdings, Inc.	281	6,112
Coach, Inc.	525	33,421
Columbia Sportswear Co.	35	2,296
Compagnie Financiere Richemont S.A. (Switzerland)	100	6,519
CVS Caremark Corp.	432	16,714
Daimler AG (Germany)	130	9,177
Dana Holding Corp.*	300	5,436
Deckers Outdoor Corp.*	75	6,833
Dillard’s, Inc., Class A	150	8,429
Dollar General Corp.*	599	21,007
DSW, Inc., Class A*	163	8,174
Exide Technologies*	599	5,906
Ford Motor Co.*	1,047	15,621
G&K Services, Inc., Class A	150	4,745
Hennes & Mauritz AB, Class B (Sweden)	154	5,712
Honda Motor Co. Ltd. (Japan)	258	9,813
JetBlue Airways Corp.*	635	3,854
Johnson Controls, Inc.	125	4,950
Jones Group (The), Inc.	225	2,765
K-Swiss, Inc., Class A*	300	3,309
La-Z-Boy, Inc.*	450	4,982
Liz Claiborne, Inc.*	824	5,381
Lowe’s Cos., Inc.	450	10,862
McDonald’s Corp.	321	26,174
Men’s Wearhouse (The), Inc.	112	3,856
Mitsubishi Corp. (Japan)	249	6,304
Mitsui & Co. Ltd. (Japan)	360	6,133
Nike, Inc., Class B	150	12,668
Nintendo Co. Ltd. (Japan)	16	3,716
Nissan Motor Co. Ltd. (Japan)	599	6,002
Nu Skin Enterprises, Inc., Class A	150	5,864
Owens & Minor, Inc.	165	5,709
Panasonic Corp. (Japan)	360	4,227
Polaris Industries, Inc.	75	8,277
Saks, Inc.*	375	4,241
Skechers U.S.A., Inc., Class A*	75	1,311
Sony Corp. (Japan)	169	4,500
Tenneco, Inc.*	150	6,263
Toyota Motor Corp. (Japan)	480	20,089
Under Armour, Inc., Class A*	150	9,777
UniFirst Corp.	75	4,022

See Notes to Financial Statements.	37

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Consumer, Cyclical (Continued)
Vail Resorts, Inc.*	135	$6,568
Walgreen Co.	300	13,089
Wal-Mart Stores, Inc.	1,075	59,361
Warnaco Group (The), Inc.*	83	4,577
Watsco, Inc.	75	5,021
World Fuel Services Corp.	158	5,780

		465,150

Consumer, Non-cyclical — 5.6%
Abbott Laboratories	471	24,610
ABM Industries, Inc.	150	3,417
Accuray, Inc.*	525	4,011
Aetna, Inc.	674	29,439
Amedisys, Inc.*	135	4,226
American Medical Systems Holdings, Inc.*	150	4,491
American Reprographics Co.*	450	4,221
AMERIGROUP Corp.*	136	9,644
Amgen, Inc.*	300	18,162
Anheuser-Busch InBev NV (Belgium)	112	6,750
AstraZeneca PLC (United Kingdom)	207	10,826
British American Tobacco PLC (United Kingdom)	279	12,500
Bruker Corp.*	444	8,756
Catalyst Health Solutions, Inc.*	120	7,324
CBIZ, Inc.*	524	4,008
Centene Corp.*	150	5,220
Coca-Cola (The) Co.	696	46,499
DANONE S.A. (France)	130	9,522
Diageo PLC (United Kingdom)	378	8,051
Ennis, Inc.	225	4,295
Fresh Del Monte Produce, Inc. (Cayman Islands)	120	3,299
GlaxoSmithKline PLC (United Kingdom)	1,161	25,225
HEALTHSOUTH Corp.*	225	6,316
Healthspring, Inc.*	100	4,385
Heidrick & Struggles International, Inc.	187	3,918
HMS Holdings Corp.*	75	5,855
Hospira, Inc.*	300	16,587
Johnson & Johnson	836	56,253
Kraft Foods, Inc., Class A	406	14,198
Lancaster Colony Corp.	64	3,881
Live Nation Entertainment, Inc.*	450	5,189
Magellan Health Services, Inc.*	103	5,453
Masimo Corp.*	225	6,912
MasterCard, Inc., Class A	35	10,047
Medifast, Inc.*	150	4,008
Merck & Co., Inc.	974	35,795
Molson Coors Brewing Co., Class B	300	13,995
Nestle S.A. (Switzerland)	679	43,586
Novartis AG (Switzerland)	363	23,408
Novo Nordisk A/S, Class B (Denmark)	79	9,894
Pfizer, Inc.	2,410	51,694
Philip Morris International, Inc.	563	40,395
Procter & Gamble (The) Co.	845	56,615
Reckitt Benckiser Group PLC (United Kingdom)	75	4,243
Roche Holding AG (Switzerland)	164	28,843

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Rollins, Inc.	330	$6,640
Ruddick Corp.	128	5,626
Safeway, Inc.	680	16,796
Salix Pharmaceuticals Ltd.*	150	6,005
Sanofi	168	13,288
Seaboard Corp.	3	6,930
Sirona Dental Systems, Inc.*	120	6,487
SonoSite, Inc.*	150	5,357
Sotheby’s	150	6,384
STERIS Corp.	157	5,666
Takeda Pharmaceutical Co. Ltd. (Japan)	160	7,612
Tejon Ranch Co.*	150	5,528
Tesco PLC (United Kingdom)	1,246	8,594
Teva Pharmaceutical Industries Ltd. (Israel)	187	9,585
TreeHouse Foods, Inc.*	75	4,570
Unilever NV (Netherlands)	246	8,021
Unilever PLC (United Kingdom)	197	6,391
UnitedHealth Group, Inc.	339	16,593
Visa, Inc., Class A	222	17,995
WellCare Health Plans, Inc.*	120	5,910
WellPoint, Inc.	150	11,726
Woolworths Ltd. (Australia)	321	9,375

		897,045

Diversified — 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	46	7,995

Energy — 3.5%
Berry Petroleum Co., Class A	75	3,931
BG Group PLC (United Kingdom)	1,026	23,752
Bill Barrett Corp.*	122	5,438
BP PLC (United Kingdom)	4,485	34,574
Brigham Exploration Co.*	225	7,007
CARBO Ceramics, Inc.	75	11,270
Chevron Corp.	596	62,526
Complete Production Services, Inc.*	150	4,979
ConocoPhillips	426	31,192
Delek US Holdings, Inc.	525	7,922
Devon Energy Corp.	150	12,611
Dril-Quip, Inc.*	75	5,564
ENI S.p.A (Italy)	414	9,915
Exxon Mobil Corp.	1,531	127,793
Helix Energy Solutions Group, Inc.*	300	5,256
Hornbeck Offshore Services, Inc.*	225	6,073
Key Energy Services, Inc.*	300	5,304
Occidental Petroleum Corp.	243	26,208
Peabody Energy Corp.	443	27,182
Royal Dutch Shell PLC, Class A (United Kingdom)	595	21,467
Royal Dutch Shell PLC, Class B (United Kingdom)	459	16,613
RPC, Inc.	280	7,050
Schlumberger Ltd. (Netherlands Antilles)	333	28,544
Southwestern Energy Co.*	134	5,865
Statoil ASA (Norway)	244	6,422
Total S.A. (France)	350	20,141
Williams (The) Cos., Inc.	974	30,574

See Notes to Financial Statements.	38

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Energy (Continued)
Woodside Petroleum Ltd. (Australia)	88	$4,372

		559,545

Financial — 5.6%
Alexander’s, Inc. REIT	13	5,099
Allianz SE (Germany)	73	10,094
American Campus Communities, Inc. REIT	64	2,262
American Capital Ltd.*	749	7,415
American Express Co.	375	19,350
Apollo Investment Corp.	450	5,135
Ashford Hospitality Trust, Inc. REIT	450	6,422
Associated Estates Realty Corp. REIT	225	3,794
Australia & New Zealand Banking Group Ltd. (Australia)	668	15,752
AXA S.A. (France)	240	5,120
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	492	5,740
Banco Santander S.A. (Spain)	1,056	12,546
Bank of America Corp.	2,789	32,771
Barclays PLC (United Kingdom)	2,950	13,433
Berkshire Hathaway, Inc., Class B*	778	61,515
BioMed Realty Trust, Inc. REIT	225	4,610
BNP Paribas (France)	128	9,977
Boston Properties, Inc. REIT	225	24,378
CBL & Associates Properties, Inc. REIT	300	5,772
Charles Schwab (The) Corp.	351	6,322
Citigroup, Inc.	839	34,525
Commonwealth Bank of Australia (Australia)	368	19,849
Community Trust Bancorp, Inc.	150	4,122
Credit Acceptance Corp.*	75	6,000
Credit Suisse Group AG (Switzerland)*	139	5,968
Deutsche Bank AG (Germany) (a)	85	5,061
Entertainment Properties Trust REIT	75	3,644
Equity Lifestyle Properties, Inc. REIT	75	4,406
Equity One, Inc. REIT	230	4,510
Equity Residential REIT	75	4,637
Evercore Partners, Inc., Class A	150	5,552
FirstMerit Corp.	325	5,294
Franklin Resources, Inc.	76	9,848
Goldman Sachs Group (The), Inc.	164	23,079
Highwoods Properties, Inc. REIT	145	5,232
Home Properties, Inc. REIT	75	4,643
HSBC Holdings PLC (United Kingdom)	3,503	36,600
ING Groep NV (Netherlands)*	901	10,853
Investors Bancorp, Inc.*	300	4,491
JPMorgan Chase & Co.	1,131	48,904
Kilroy Realty Corp. REIT	150	6,221
LaSalle Hotel Properties REIT	150	4,197
Lloyds Banking Group PLC (United Kingdom)*	8,217	7,033
M&T Bank Corp.	225	19,868
MFA Financial, Inc. REIT	581	4,787
Mid-America Apartment Communities, Inc. REIT	60	4,113
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,936	8,936
Mizuho Financial Group, Inc. (Japan)	3,180	5,010
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	33	5,057
National Australia Bank Ltd. (Australia)	273	7,703

	Number of Shares	Value

Financial (Continued)
National Interstate Corp.	150	$3,239
National Retail Properties, Inc. REIT	210	5,414
Nomura Holdings, Inc. (Japan)	1,424	7,152
Nordea Bank AB (Sweden)	471	5,516
Northern Trust Corp.	369	18,003
OMEGA Healthcare Investors, Inc. REIT	219	4,663
Pebblebrook Hotel Trust REIT	150	3,261
Platinum Underwriters Holdings Ltd. (Bermuda)	112	3,824
ProAssurance Corp.*	76	5,344
Prosperity Bancshares, Inc.	101	4,419
Public Storage REIT	75	8,875
Signature Bank*	75	4,269
Simon Property Group, Inc. REIT	82	9,680
Societe Generale (France)	75	4,447
Standard Chartered PLC (United Kingdom)	301	8,066
Sumitomo Mitsui Financial Group, Inc. (Japan)	332	9,604
SVB Financial Group*	75	4,454
T. Rowe Price Group, Inc.	450	28,484
Tanger Factory Outlet Centers, Inc. REIT	210	5,767
Tower Group, Inc.	150	3,645
Travelers (The) Cos., Inc.	150	9,312
U.S. Bancorp	599	15,334
UBS AG (Switzerland)*	522	10,001
UMB Financial Corp.	85	3,625
UniCredit S.p.A (Italy)	5,194	11,790
Universal Health Realty Income Trust REIT	75	3,248
Washington Real Estate Investment Trust REIT	154	5,318
Wells Fargo & Co.	1,599	45,363
Westamerica Bancorporation	65	3,270
Westpac Banking Corp. (Australia)	1,169	27,566
Weyerhaeuser Co. REIT	932	20,074
Zurich Financial Services AG (Switzerland)*	23	6,151

		886,828

Industrial — 3.2%
AAON, Inc.	150	5,055
ABB Ltd. (Switzerland)*	360	9,662
Acuity Brands, Inc.	75	4,572
BAE Systems PLC (United Kingdom)	611	3,321
Benchmark Electronics, Inc.*	225	3,888
Boeing (The) Co.	225	17,557
Brady Corp., Class A	150	5,171
Cascade Corp.	75	3,047
Caterpillar, Inc.	163	17,245
CLARCOR, Inc.	124	5,284
Clean Harbors, Inc.*	75	7,586
East Japan Railway Co. (Japan)	120	7,001
Eaton Corp.	570	29,451
EMCOR Group, Inc.*	97	2,946
Emerson Electric Co.	227	12,382
EnerSys*	100	3,580
Fanuc Corp. (Japan)	60	9,225
FedEx Corp.	75	7,023
General Dynamics Corp.	124	9,203
General Electric Co.	3,193	62,711
GrafTech International Ltd.*	300	6,342

See Notes to Financial Statements.	39

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

May 31, 2011

	Number of Shares	Value

Industrial (Continued)
Hexcel Corp.*	225	$4,651
Ingersoll-Rand PLC (Ireland)	525	26,198
Knight Transportation, Inc.	346	5,917
Komatsu Ltd. (Japan)	200	5,987
Koninklijke Philips Electronics NV (Netherlands)	188	5,209
Lindsay Corp.	75	5,031
Metabolix, Inc.*	225	1,989
Mitsubishi Electric Corp. (Japan)	1,000	11,263
Moog, Inc., Class A*	75	3,079
Nordson Corp.	150	7,803
Parker Hannifin Corp.	300	26,655
Republic Services, Inc.	653	20,582
Rock-Tenn Co., Class A	94	7,222
Schneider Electric S.A. (France)	37	6,096
Siemens AG (Germany)	142	18,985
Silgan Holdings, Inc.	189	8,484
Simpson Manufacturing Co., Inc.	150	4,203
Sun Hydraulics Corp.	150	7,265
Thermo Fisher Scientific, Inc.*	150	9,818
Toshiba Corp. (Japan)	1,499	7,934
TriMas Corp.*	300	6,120
Union Pacific Corp.	151	15,851
United Parcel Service, Inc., Class B	308	22,635
United Technologies Corp.	248	21,766
Vinci S.A. (France)	71	4,576
Woodward, Inc.	150	5,283
Worthington Industries, Inc.	150	3,275

		506,129

Technology — 2.4%
Apple, Inc.*	282	98,088
Applied Materials, Inc.	375	5,168
CACI International, Inc., Class A*	75	4,787
Concur Technologies, Inc.*	120	5,996
EMC Corp.*	597	16,997
Intel Corp.	1,574	35,431
International Business Machines Corp.	375	63,349
Jack Henry & Associates, Inc.	202	6,310
Mentor Graphics Corp.*	300	4,023
Microsoft Corp.	2,502	62,575
Netlogic Microsystems, Inc.*	150	5,748
Parametric Technology Corp.*	294	6,847
Quality Systems, Inc.	76	6,542
Quest Software, Inc.*	231	5,243
Riverbed Technology, Inc.*	322	12,210
SAP AG (Germany)	151	9,371
TriQuint Semiconductor, Inc.*	375	4,856
Ultratech, Inc.*	225	7,148
VeriFone Systems, Inc.*	150	7,220
Xerox Corp.	2,248	22,952

		390,861

Utilities — 0.6%
Cleco Corp.	150	5,264
E.ON AG (Germany)	309	8,767
ENEL S.p.A (Italy)	816	5,600

	Number of Shares	Value

Utilities (Continued)
GDF Suez (France)	185	$6,798
National Fuel Gas Co.	150	10,806
Nicor, Inc.	111	6,101
Piedmont Natural Gas Co., Inc.	177	5,570
RWE AG (Germany)	186	10,837
Sempra Energy	375	20,689
Southern Co.	232	9,298
Tokyo Electric Power (The) Co., Inc. (Japan)	180	702
WGL Holdings, Inc.	121	4,749

		95,181

TOTAL COMMON STOCKS (Cost $3,826,837)		4,532,974

	Principal Amount	Value

CORPORATE BONDS — 9.7%
Basic Materials — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	$22,000	23,591

Communications — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	20,000	22,105
Telefonica Emisiones SAU (Spain) 4.949%, 1/15/15	18,000	19,377

		41,482

Consumer, Cyclical — 0.2%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	29,000	31,154

Consumer, Non-cyclical — 0.5%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	17,000	19,188
UnitedHealth Group, Inc. 4.875%, 3/15/15	29,000	31,876
Wyeth 5.50%, 2/01/14	26,000	28,969

		80,033

Energy — 0.2%
Apache Corp. 5.25%, 4/15/13	20,000	21,645
BP Capital Markets PLC (United Kingdom) 3.875%, 3/10/15	13,000	13,745

		35,390

Financial — 7.2%
Bank of America Corp., MTN 3.125%, 6/15/12	108,000	111,182
Bank of America Corp. 4.875%, 1/15/13	112,000	118,119
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	52,000	56,465
Berkshire Hathaway, Inc. 3.20%, 2/11/15	37,000	38,882
Boeing Capital Corp. 5.80%, 1/15/13	54,000	58,397

See Notes to Financial Statements.	40

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

May 31, 2011

	Principal Amount	Value

Financial (Continued)
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	$20,000	$22,663
Citigroup, Inc. 6.00%, 2/21/12	59,000	61,250
General Electric Capital Corp., Series A, MTN 5.875%, 2/15/12	14,000	14,536
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	59,000	63,684
HSBC Finance Corp. 6.375%, 11/27/12	77,000	82,941
John Deere Capital Corp. 7.00%, 3/15/12	44,000	46,288
JPMorgan Chase & Co. 5.75%, 1/02/13	14,000	14,973
JPMorgan Chase Bank NA 5.875%, 6/13/16	70,000	78,646
KFW (Germany) 3.25%, 10/14/11	119,000	120,348
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	23,000	24,672
MetLife, Inc. 5.00%, 6/15/15	48,000	52,820
Morgan Stanley 5.30%, 3/01/13	64,000	68,238
National Rural Utilities Cooperative Finance Corp., Series C, MTN 7.25%, 3/01/12	17,000	17,852
PNC Funding Corp. 5.25%, 11/15/15	24,000	26,265
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	6,000	6,573
Simon Property Group LP 5.10%, 6/15/15	18,000	19,934
Wachovia Corp. 5.25%, 8/01/14	44,000	47,936

		1,152,664

Government — 0.6%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	83,000	91,597

Technology — 0.2%
Hewlett-Packard Co. 6.125%, 3/01/14	26,000	29,269

Utilities — 0.4%
Dominion Resources, Inc., Series C 5.15%, 7/15/15	56,000	62,319

TOTAL CORPORATE BONDS (Cost $1,482,239)		1,547,499

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 61.3%
Federal Home Loan Mortgage Corp. — 2.6%
4.875%, 11/18/11	20,000	20,439
4.50%, 1/15/13	374,000	398,888

		419,327

	Principal Amount	Value

Federal National Mortgage Association — 2.5%
2.625%, 11/20/14	$306,000	$321,786
5.00%, 4/15/15	70,000	79,807

		401,593

United States Treasury Bonds/ Notes — 56.2%
5.125%, 6/30/11	215,400	216,292
4.875%, 7/31/11	506,700	510,797
4.625%, 8/31/11	74,800	75,647
4.50%, 11/30/11	550,800	562,870
1.375%, 2/15/12	820,000	827,144
4.625%, 2/29/12	553,300	571,758
1.375%, 3/15/12	556,000	561,321
1.375%, 5/15/12	158,700	160,473
4.75%, 5/31/12	355,800	371,853
4.25%, 9/30/12	786,900	828,735
3.375%, 11/30/12	707,000	739,561
3.625%, 12/31/12	576,300	606,398
2.875%, 1/31/13	635,500	662,360
2.50%, 3/31/13	550,000	571,313
3.375%, 7/31/13	484,000	514,212
4.75%, 5/15/14	727,500	812,413
2.50%, 3/31/15	343,000	360,498

		8,953,645

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,698,088)		9,774,565

SOVEREIGN BONDS — 0.3%
Province of Ontario, Series G, MTN (Canada) 2.625%, 1/20/12	22,000	22,326
Province of Ontario (Canada) 2.95%, 2/05/15	15,000	15,791

TOTAL SOVEREIGN BONDS (Cost $37,793)		38,117

TOTAL INVESTMENTS — 99.7% (Cost $15,044,957)		$15,893,155
Other assets less liabilities — 0.3%		54,891

NET ASSETS — 100.0%		$15,948,046

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) The rate shown reflects the coupon after the step date.

See Notes to Financial Statements.	41

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

May 31, 2011

COUNTRY BREAKDOWN AS OF MAY 31, 2011

(Unaudited)

	Value	% of Net Assets
United States	$14,406,100	90.3%
United Kingdom	327,877	2.1
Germany	228,551	1.4
Japan	156,158	1.0
Australia	149,332	0.9
Switzerland	140,010	0.9
France	106,504	0.7
Supranational	91,597	0.6
Spain	52,194	0.3
Canada	46,885	0.3
Netherlands	43,271	0.3
Netherlands Antilles	28,544	0.2
Italy	27,305	0.2
Ireland	26,198	0.2
Sweden	14,359	0.1
Denmark	9,894	0.1
Israel	9,585	0.1
Belgium	6,750	0.0
Norway	6,422	0.0
Luxembourg	4,631	0.0
Finland	3,865	0.0
Bermuda	3,824	0.0
Cayman Islands	3,299	0.0

TOTAL INVESTMENTS	15,893,155	99.7
Other assets less liabilities	54,891	0.3

NET ASSETS	$15,948,046	100.0%

See Notes to Financial Statements.	42

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2011

	db-X 2010 Target Date Fund	db-X 2020 Target Date Fund	db-X 2030 Target Date Fund
Assets:
Investments at fair value	$14,361,739	$38,010,979	$35,082,235
Investments in Affiliates at fair value (See Note 5)	—	205,865	64,718
Cash	433,937	12,741	29,053
Foreign currency at value	8,374	48,420	40,307
Receivables:
Interest and dividends	77,251	212,619	154,970
From investment advisor	5,976	—	2,922
Foreign tax reclaim	1,152	18,202	21,732
Prepaid expense	7,649	7,649	7,649

Total Assets	$14,896,078	$38,516,475	$35,403,586

Liabilities:
Payables:
Investment securities purchased	$423,626	$—	$—
Investment advisory fees	15,561	41,269	37,949
Accrued expenses and other liabilities	48,951	63,131	58,289

Total Liabilities	488,138	104,400	96,238

Net Assets	$14,407,940	$38,412,075	$35,307,348

Net Assets Consist of:
Paid-in capital	$15,824,773	$41,001,140	$39,276,279
Undistributed net investment income	49,122	309,767	280,210
Accumulated net realized loss	(2,004,271)	(6,392,933)	(7,930,538)
Net unrealized appreciation	538,316	3,494,101	3,681,397

Net Assets	$14,407,940	$38,412,075	$35,307,348

Number of Common Shares outstanding(1)	600,800	1,600,800	1,600,800

Net Asset Value	$23.98	$24.00	$22.06

Investments at cost	$13,823,786	$34,725,615	$31,468,671

Foreign currency at cost	$8,194	$47,630	$39,607

(1)	12.5 billion Common Shares of par value $0.0001 have been authorized.

See Notes to Financial Statements.	43

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

May 31, 2011

	db-X 2040 Target Date Fund	db-X In-Target Date Fund
Assets:
Investments at fair value	$34,517,874	$15,888,094
Investments in Affiliates at fair value (See Note 5)	72,637	5,061
Cash	33,506	856,315
Foreign currency at value	53,644	4,829
Receivables:
Interest and dividends	107,095	95,287
From investment advisor	1,408	5,795
Foreign tax reclaim	23,449	1,765
Prepaid expense	7,649	7,649

Total Assets	$34,817,262	$16,864,795

Liabilities:
Payables:
Investment securities purchased	$—	$847,746
Investment advisory fees	37,374	17,241
Accrued expenses and other liabilities	57,267	51,762

Total Liabilities	94,641	916,749

Net Assets	$34,722,621	$15,948,046

Net Assets Consist of:
Paid-in capital	$39,794,904	$15,643,754
Undistributed net investment income	245,401	44,596
Accumulated net realized loss	(8,867,339)	(588,944)
Net unrealized appreciation	3,549,655	848,640

Net Assets	$34,722,621	$15,948,046

Number of Common Shares outstanding(1)	1,600,800	600,800

Net Asset Value	$21.69	$26.54

Investments at cost	$31,044,276	$15,044,957

Foreign currency at cost	$52,780	$4,643

(1)	12.5 billion Common Shares of par value $0.0001 have been authorized.

See Notes to Financial Statements.	44

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2011

	db-X 2010 Target Date Fund	db-X 2020 Target Date Fund	db-X 2030 Target Date Fund
Investment Income:
Unaffiliated interest income*	$309,154	$513,683	$267,429
Affiliated interest income	—	9,062	271
Unaffiliated dividend income**	58,217	536,530	623,059
Affiliated dividend income	—	742	910

Total investment income	367,371	1,060,017	891,669

Expenses:
Professional fees	75,652	124,782	102,527
Sub-advisory fees	40,620	88,271	72,356
Advisory fees	67,406	174,663	151,905
Insurance	26,408	26,408	26,408
Directors	21,193	50,779	43,176
Printing	25,522	68,642	57,182
Listing fees	17,974	17,974	17,974
Compliance	4,547	18,133	16,291
Other expenses	3,035	5,978	4,915

Total Expenses	282,357	575,630	492,734

Less fees waived and expenses reimbursed (See Note 3)	(174,213)	(312,578)	(268,355)

Net Expenses	108,144	263,052	224,379

Net Investment Income	259,227	796,965	667,290

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	2,884	255,144	(40,989)
Contributions from Advisor/Sub-Advisor (See Note 3)	25,839	10,751	1,040
In-kind redemptions	216,817	1,044,268	757,123
Foreign currency related transactions	1,363	5,054	3,680

Net realized gain (loss)	246,903	1,315,217	720,854
Net change in unrealized appreciation (depreciation) on:
Investments	488,027	4,704,736	6,031,102
Foreign currency translations	974	4,849	5,736

Net change in unrealized appreciation (depreciation)	489,001	4,709,585	6,036,838

Net realized and unrealized gain	735,904	6,024,802	6,757,692

Net Increase in Net Assets Resulting from Operations	$995,131	$6,821,767	$7,424,982

* Foreign taxes withheld	$23	$—	$—
** Foreign taxes withheld	$3,093	$20,689	$24,148

See Notes to Financial Statements.	45

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended May 31, 2011

	db-X 2040 Target Date Fund	db-X In-Target Date Fund
Investment Income:
Unaffiliated interest income*	$70,000	$190,408
Affiliated interest income	—	—
Unaffiliated dividend income**	673,913	100,547
Affiliated dividend income	1,025	55

Total investment income	744,938	291,010

Expenses:
Professional fees	96,685	77,223
Sub-advisory fees	67,816	43,624
Advisory fees	143,438	73,886
Insurance	26,408	26,408
Directors	40,781	23,071
Printing	53,971	27,939
Listing fees	17,974	17,974
Compliance	13,794	5,566
Other expenses	4,981	3,552

Total Expenses	465,848	299,243

Less fees waived and expenses reimbursed (See Note 3)	(254,476)	(181,615)

Net Expenses	211,372	117,628

Net Investment Income	533,566	173,382

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(266,268)	160,264
Contributions from Advisor/Sub-Advisor (See Note 3)	—	1,557
In-kind redemptions	423,726	273,866
Foreign currency related transactions	4,152	784

Net realized gain (loss)	161,610	436,471
Net change in unrealized appreciation (depreciation) on:
Investments	6,850,778	675,539
Foreign currency translations	5,707	949

Net change in unrealized appreciation (depreciation)	6,856,485	676,488

Net realized and unrealized gain	7,018,095	1,112,959

Net Increase in Net Assets Resulting from Operations	$7,551,661	$1,286,341

* Foreign taxes withheld	$—	$—
** Foreign taxes withheld	$25,272	$4,068

See Notes to Financial Statements.	46

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	db-X 2010 Target Date Fund		db-X 2020 Target Date Fund
	Year Ended May 31,		Year Ended May 31,
	2011	2010	2011	2010
Increase (Decrease) in Net Assets from Operations:
Net investment income	$259,227	$496,404	$796,965	$1,050,824
Net realized gain (loss)	246,903	(326,952)	1,315,217	(2,615,663)
Net change in unrealized appreciation (depreciation)	489,001	1,461,160	4,709,585	6,963,931

Net increase resulting from operations	995,131	1,630,612	6,821,767	5,399,092

Distributions to Shareholders from:
Net investment income	(396,186)	(508,513)	(951,011)	(1,045,885)

Total distributions	(396,186)	(508,513)	(951,011)	(1,045,885)

Fund Share Transactions:
Proceeds from shares sold	—	4,422,360	—	4,016,000
Value of shares redeemed	(4,801,447)	(4,626,618)	(8,863,437)	(4,106,764)

Net decrease resulting from fund share transactions	(4,801,447)	(204,258)	(8,863,437)	(90,764)

Total increase (decrease) in Net Assets	(4,202,502)	917,841	(2,992,681)	4,262,443

Net Assets:
Beginning of year	18,610,442	17,692,601	41,404,756	37,142,313

End of year	$14,407,940	$18,610,442	$38,412,075	$41,404,756

Undistributed net investment income	$49,122	$184,718	$309,767	$458,759

Changes in Shares Outstanding:
Shares outstanding, beginning of year	800,800	800,800	2,000,800	2,000,800
Shares sold	—	200,000	—	200,000
Shares redeemed	(200,000)	(200,000)	(400,000)	(200,000)

Shares outstanding, end of year	600,800	800,800	1,600,800	2,000,800

See Notes to Financial Statements.	47

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X 2030 Target Date Fund		db-X 2040 Target Date Fund
	Year Ended May 31,		Year Ended May 31,
	2011	2010	2011	2010
Increase (Decrease) in Net Assets from Operations:
Net investment income	$667,290	$710,015	$533,566	$586,219
Net realized gain (loss)	720,854	(3,046,383)	161,610	(3,933,873)
Net change in unrealized appreciation (depreciation)	6,036,838	7,239,741	6,856,485	7,994,825

Net increase resulting from operations	7,424,982	4,903,373	7,551,661	4,647,171

Distributions to Shareholders from:
Net investment income	(733,001)	(663,238)	(580,727)	(547,621)

Total distributions	(733,001)	(663,238)	(580,727)	(547,621)

Fund Share Transactions:
Proceeds from shares sold	—	3,506,540	—	3,459,736
Value of shares redeemed	(4,124,355)	(3,944,243)	(3,725,058)	(3,733,659)

Net decrease resulting from fund share transactions	(4,124,355)	(437,703)	(3,725,058)	(273,923)

Total increase (decrease) in Net Assets	2,567,626	3,802,432	3,245,876	3,825,627

Net Assets:
Beginning of year	32,739,722	28,937,290	31,476,745	27,651,118

End of year	$35,307,348	$32,739,722	$34,722,621	$31,476,745

Undistributed net investment income	$280,210	$342,241	$245,401	$288,410

Changes in Shares Outstanding:
Shares outstanding, beginning of year	1,800,800	1,800,800	1,800,800	1,800,800
Shares sold	—	200,000	—	200,000
Shares redeemed	(200,000)	(200,000)	(200,000)	(200,000)

Shares outstanding, end of year	1,600,800	1,800,800	1,600,800	1,800,800

See Notes to Financial Statements.	48

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X In-Target Date Fund
	Year Ended May 31,
	2011	2010
Increase (Decrease) in Net Assets from Operations:
Net investment income	$173,382	$314,849
Net realized gain (loss)	436,471	89,867
Net change in unrealized appreciation (depreciation)	676,488	696,320

Net increase resulting from operations	1,286,341	1,101,036

Distributions to Shareholders from:
Net investment income	(231,750)	(344,219)

Total distributions	(231,750)	(344,219)

Fund Share Transactions:
Proceeds from shares sold	—	—
Value of shares redeemed	(5,180,562)	(5,083,124)

Net decrease resulting from fund share transactions	(5,180,562)	(5,083,124)

Total increase (decrease) in Net Assets	(4,125,971)	(4,326,307)

Net Assets:
Beginning of year	20,074,017	24,400,324

End of year	$15,948,046	$20,074,017

Undistributed net investment income	$44,596	$102,180

Changes in Shares Outstanding:
Shares outstanding, beginning of year	800,800	1,000,800
Shares sold	—	—
Shares redeemed	(200,000)	(200,000)

Shares outstanding, end of year	600,800	800,800

See Notes to Financial Statements.	49

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

	Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X 2010 Target Date Fund	2011	2010	2009
Net Asset Value, beginning of period	$23.24	$22.09	$24.93		$25.39

Income from Investment Operations:
Net investment income**	0.37	0.55	0.69		0.55
Net realized and unrealized gain (loss)**	0.99	1.11	(2.67)		(0.80)
Contributions from advisor	0.04	—	—		—

Total from investment operations	1.40	1.66	(1.98)		(0.25)

Distributions paid to shareholders from:
Net investment income	(0.66)	(0.51)	(0.86)		(0.18)
Net realized capital gains	—	—	—		(0.03)

Total distributions	(0.66)	(0.51)	(0.86)		(0.21)

Net Asset Value, end of period	$23.98	$23.24	$22.09		$24.93

Total Return***	6.09%	7.51%	(7.87)%		(0.99)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$14,408	$18,610	$17,693		$24,953
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%		0.65%†
Expenses, prior to fee waiver and expense reimbursements	1.70%	2.10%	1.70%		1.55%†
Net investment income	1.56%	2.32%	3.09%		3.33%†
Portfolio turnover rate††	58%	51%	54%		22%

	Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X 2020 Target Date Fund	2011	2010	2009
Net Asset Value, beginning of period	$20.69	$18.56	$24.18		$25.52

Income from Investment Operations:
Net investment income**	0.44	0.51	0.61		0.44
Net realized and unrealized gain (loss)**	3.39	2.10	(5.64)		(1.67)
Contributions from advisor	0.01	—	—		—

Total from investment operations	3.84	2.61	(5.03)		(1.23)

Distributions paid to shareholders from:
Net investment income	(0.53)	(0.48)	(0.59)		(0.10)
Net realized capital gains	—	—	(0.00	)(a)	(0.01)

Total distributions	(0.53)	(0.48)	(0.59)		(0.11)

Net Asset Value, end of period	$24.00	$20.69	$18.56		$24.18

Total Return***	18.71%	13.99%	(20.73)%		(4.82)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$38,412	$41,405	$37,142		$43,539
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%		0.65%†
Expenses, prior to fee waiver and expense reimbursements	1.42%	1.90%	1.60%		1.32%†
Net investment income	1.97%	2.43%	3.17%		2.69%†
Portfolio turnover rate††	49%	37%	64%		20%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from June 1, 2010 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01.

See Notes to Financial Statements.	50

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	Year Ended May 31,			For the Period October 1, 2007* through May 31, 2008
db-X 2030 Target Date Fund	2011	2010	2009
Net Asset Value, beginning of period	$18.18	$16.07	$23.57	$25.60

Income from Investment Operations:
Net investment income**	0.39	0.37	0.44	0.35
Net realized and unrealized gain (loss) **	3.90	2.07	(7.54)	(2.29)
Contributions from advisor	0.00 (a)	—	—	—

Total from investment operations	4.29	2.44	(7.10)	(1.94)

Distributions paid to shareholders from:
Net investment income	(0.41)	(0.33)	(0.40)	(0.08)
Net realized capital gains	—	—	—	(0.01)

Total distributions	(0.41)	(0.33)	(0.40)	(0.09)

Net Asset Value, end of period	$22.06	$18.18	$16.07	$23.57

Total Return***	23.74%	15.13%	(30.08)%	(7.59)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$35,307	$32,740	$28,937	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%	0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.43%	1.95%	1.62%	1.38	%†
Net investment income	1.93%	2.01%	2.52%	2.13	%†
Portfolio turnover rate††	39%	42%	64%	13%

	Year Ended May 31,			For the Period October 1, 2007* through May 31, 2008
db-X 2040 Target Date Fund	2011	2010	2009
Net Asset Value, beginning of period	$17.48	$15.35	$23.49	$25.64

Income from Investment Operations:
Net investment income**	0.32	0.32	0.37	0.29
Net realized and unrealized gain (loss)**	4.25	2.08	(8.15)	(2.38)

Total from investment operations	4.57	2.40	(7.78)	(2.09)

Distributions paid to shareholders from:
Net investment income	(0.36)	(0.27)	(0.36)	(0.06)
Net realized capital gains	—	—	—	(0.00	)(a)

Total distributions	(0.36)	(0.27)	(0.36)	(0.06)

Net Asset Value, end of period	$21.69	$17.48	$15.35	$23.49

Total Return***	26.32%	15.59%	(33.03)%	(8.14)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$34,723	$31,477	$27,651	$37,605
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%	0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.43%	1.97%	1.65%	1.36	%†
Net investment income	1.64%	1.79%	2.21%	1.89	%†
Portfolio turnover rate††	35%	38%	56%	10%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from June 1, 2010 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	51

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X In-Target Date Fund	2011	2010	2009
Net Asset Value, beginning of period	$25.07	$24.38	$25.46		$25.08

Income from Investment Operations:
Net investment income**	0.25	0.33	0.47		0.43
Net realized and unrealized gain (loss)**	1.61	0.70	(0.96)		0.10
Contributions from advisor	0.00 (a)	—	—		—

Total from investment operations	1.86	1.03	(0.49)		0.53

Distributions paid to shareholders from:
Net investment income	(0.39)	(0.34)	(0.59)		(0.15)
Net realized capital gains	—	—	(0.00	)(a)	(0.00	)(a)

Total distributions	(0.39)	(0.34)	(0.59)		(0.15)

Net Asset Value, end of period	$26.54	$25.07	$24.38		$25.46

Total Return***	7.44%	4.23%	(1.87)%		2.12%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$15,948	$20,074	$24,400		$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%		0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.66%	2.06%	1.57%		1.61	%†
Net investment income	0.96%	1.30%	1.91%		2.62	%†
Portfolio turnover rate††	60%	42%	75%		21%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from June 1, 2010 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	52

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

db-X Exchange-Traded Funds Inc. (formerly TDX Independence Funds, Inc.) (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

Effective June 17, 2011, the Board of Directors of TDX Independence Funds, Inc. agreed to change the name of the Company from TDX Independence Funds, Inc. to db-X Exchange-Traded Funds Inc. As of May 31, 2011, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds,” or “db-X Exchange-Traded Funds”) in operation and trading, each of which were rebranded under the DBX Strategic Advisors LLC (“DBX” or the “Advisor”) name, as follows:

db-X 2010 Target Date Fund (formerly TDX Independence 2010 Exchange-Traded Fund)	“db-X 2010 Fund”

db-X 2020 Target Date Fund (formerly TDX Independence 2020 Exchange-Traded Fund)	“db-X 2020 Fund”

db-X 2030 Target Date Fund (formerly TDX Independence 2030 Exchange-Traded Fund)	“db-X 2030 Fund”

db-X 2040 Target Date Fund (formerly TDX Independence 2040 Exchange-Traded Fund)	“db-X 2040 Fund”

db-X In-Target Date Fund (formerly TDX Independence In-Target Exchange-Traded Fund)	“db-X In-Target Fund”

DBX serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares, known as db-X Target Date Shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income, which includes cash, cash equivalents or short-term money market instruments. Short-term instruments include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the db-X Exchange-Traded Funds are:

Fund	Underlying Index
db-X 2010 Fund	Zacks 2010 Lifecycle Index
db-X 2020 Fund	Zacks 2020 Lifecycle Index
db-X 2030 Fund	Zacks 2030 Lifecycle Index
db-X 2040 Fund	Zacks 2040 Lifecycle Index
db-X In-Target Fund	Zacks In-Target Lifecycle Index

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and DBX. There is no charge to the Funds in connection with these licensing agreements.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Investments are valued at fair value. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Directors. The Board of Directors has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include certain U.S. government and sovereign obligations, most government agency securities and investment-grade corporate bonds.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There were no securities classified as Level 3 at May 31, 2011.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following is a summary of the inputs used as of May 31, 2011 in valuing each Fund’s investments at fair value:

	Level 1	Level 2	Level 3	Fair Value at 5/31/2011
db-X 2010 Fund
Investments in Securities
Common Stocks	$2,327,999	$—	$—	$2,327,999
Corporate Bonds	—	2,632,687	—	2,632,687
United States Government & Agencies Obligations	—	9,299,461	—	9,299,461
Sovereign Bonds	—	101,592	—	101,592

Total Investments	$2,327,999	$12,033,740	$—	$14,361,739

db-X 2020 Fund
Investments in Securities
Common Stocks	$24,214,795	$—	$—	$24,214,795
Corporate Bonds	—	8,368,954	—	8,368,954
United States Government & Agencies Obligations	—	5,383,577	—	5,383,577
Sovereign Bonds	—	249,518	—	249,518

Total Investments	$24,214,795	$14,002,049	$—	$38,216,844

db-X 2030 Fund
Investments in Securities
Common Stocks	$29,754,648	$—	$—	$29,754,648
Corporate Bonds	—	4,063,757	—	4,063,757
United States Government & Agencies Obligations	—	1,099,149	—	1,099,149
Sovereign Bonds	—	229,399	—	229,399

Total Investments	$29,754,648	$5,392,305	$—	$35,146,953

db-X 2040 Fund
Investments in Securities
Common Stocks	$33,113,468	$—	$—	$33,113,468
Corporate Bonds	—	906,255	—	906,255
United States Government & Agencies Obligations	—	537,680	—	537,680
Sovereign Bonds	—	33,108	—	33,108

Total Investments	$33,113,468	$1,477,043	$—	$34,590,511

db-X In-Target Fund
Investments in Securities
Common Stocks	$4,532,974	$—	$—	$4,532,974
Corporate Bonds	—	1,547,499	—	1,547,499
United States Government & Agencies Obligations	—	9,774,565	—	9,774,565
Sovereign Bonds	—	38,117	—	38,117

Total Investments.	$4,532,974	$11,360,181	$—	$15,893,155

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)

No. 2010-06 Improving Disclosures about Fair Value Measurements. ASU 2010-06 which, among other disclosure items requires the Funds to include disclosures on purchases, sales, issuances and settlements in the reconciliation of activity in Level 3 fair value measurements. This is effective for interim and annual reporting periods beginning after December 15, 2010. The Advisor has evaluated the implications of ASU No. 2010-06 and does not anticipate a material impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Advisor is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Taxes    The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2007, 2008, 2009, 2010 and 2011 remain open to federal and state audit.

Cash Equivalents    The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. As of May 31, 2011, there were no cash equivalents.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified advisory fee computed daily and payable monthly in an amount equal to 0.65% on an annualized basis of each Fund’s average daily net assets. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisor, Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operations, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

For the year ended May 31, 2011, the Advisor and Sub-Advisor reimbursed the Funds $1,532 and $37,655, respectively, in connection with the reversal of certain trades effected with an affiliated broker-dealer.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time. During the period June 1, 2010 to October 20, 2010, Amerivest Investment Management, LLC (“Amerivest”) was also a Sub-advisor. Amerivest is a wholly-owned subsidiary of TD AMERITRADE Holding Corporation.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•	10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and
•	5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

The Advisor pays TDAM a minimum annual fee of $35,000 per Fund.

The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses to 0.65% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2011. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed under this contractual arrangement during the fiscal year ended May 31, 2011.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

The amounts subject to potential reimbursement to the Advisor as of May 31, 2011 were as follows:

	Reimbursements available through:
	5/31/2011	5/31/2012	5/31/2013
db-X 2010 Fund	$690,777	$485,309	$174,213
db-X 2020 Fund	1,188,794	854,315	312,578
db-X 2030 Fund	998,623	726,554	268,355
db-X 2040 Fund	963,325	687,803	254,476
db-X In-Target Fund	761,474	522,615	181,615

For the fiscal year ended May 31, 2011, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Sub-Advisory Fees Waived by Amerivest	Fees & Expenses Assumed by Amerivest	Advisory Fees Waived by DBX	Fees & Expenses Assumed by DBX
db-X 2010 Fund	$40,620	$36,579	$67,406	$29,608
db-X 2020 Fund	88,271	54,464	169,843	—
db-X 2030 Fund	72,356	46,915	149,084	—
db-X 2040 Fund	67,816	48,530	138,130	—
db-X In-Target Fund	43,624	37,663	73,886	26,442

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Independent Directors. The Company pays each Independent Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended conducted telephonically. Each Independent Director also receives $2,000 per Audit Committee meeting attended in-person or $1,000 per meeting attended conducted telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. FEDERAL INCOME TAXES

As of May 31, 2011 the components of accumulated earnings (losses) were as follows:

	Accumulated Earnings	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db-X 2010 Fund	$49,122	$(1,993,181)	$527,226	$(1,416,833)
db-X 2020 Fund	309,767	(6,356,241)	3,457,409	(2,589,065)
db-X 2030 Fund	280,210	(7,889,655)	3,640,514	(3,968,931)
db-X 2040 Fund	245,401	(8,827,882)	3,510,198	(5,072,283)
db-X In-Target Fund	44,596	(583,299)	842,995	304,292

For the years ended May 31, 2011 and May 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

At May 31, 2011, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital carryforwards by any one Fund may be limited by Federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a Fund.

	Year of Expiration			Total Amount
	2017	2018	2019
db-X 2010 Fund	$972,554	$1,020,627	$—	$1,993,181
db-X 2020 Fund	2,642,505	3,713,736	—	6,356,241
db-X 2030 Fund	3,249,773	4,568,179	71,703	7,889,655
db-X 2040 Fund	3,538,689	4,936,668	352,525	8,827,882
db-X In-Target Fund	22,211	561,088	—	583,299

db-X 2010 Fund, db-X 2020 Fund and db-X In-Target Fund utilized $31,512, $241,594 and $154,425 respectively, of capital loss carryforwards during the fiscal year ended May 31, 2011.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years (beginning on June 1, 2011) will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards presented in the table above may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Capital losses can be carried forward for a period of eight years.

During the fiscal year ended May 31, 2011, the Funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency
db-X 2010 Fund	$—	$684
db-X 2020 Fund	—	—
db-X 2030 Fund	—	—
db-X 2040 Fund	—	—
db-X In-Target Fund	—	80

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closesly represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss) and redemptions-in-kind. For the fiscal year ended May 31, 2011, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db-X 2010 Fund	$1,363	$(217,510)	$216,147
db-X 2020 Fund	5,054	(1,033,557)	1,028,503
db-X 2030 Fund	3,680	(744,603)	740,923
db-X 2040 Fund	4,152	(407,322)	403,170
db-X In-Target Fund	784	(274,639)	273,855

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

As of May 31, 2011, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
db-X 2010 Fund	$13,834,876	$739,755	$(212,892)	$526,863
db-X 2020 Fund	34,762,307	4,933,534	(1,478,997)	3,454,537
db-X 2030 Fund	31,509,554	5,555,210	(1,917,811)	3,637,399
db-X 2040 Fund	31,083,733	5,805,159	(2,298,381)	3,506,778
db-X In-Target Fund	15,050,602	1,003,862	(161,309)	842,553

5. INVESTMENTS IN AFFILIATES

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the fiscal year ended May 31, 2011.

	Fair Value 5/31/2010	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 5/31/2011	Interest Income
db-X 2010 Fund
Deutsche Bank AG (Common Stock)	$6,456	$—	$(6,920)	$3,132	$(2,668)	$—	$—
db-X 2020 Fund
Deutsche Bank AG, 6.00%, 9/01/17	$179,528	$—	$(38,839)	$7,243	$4,527	$152,459	$9,062
Deutsche Bank AG (Common Stock)	41,485	20,972	(11,241)	1,718	472	53,406	742

Total Investments in Affiliates	$221,013	$20,972	$(50,080)	$8,961	$4,999	$205,865	$9,804

db-X 2030 Fund
Deutsche Bank AG, 6.00%, 9/01/17	$31,175	$—	$(32,131)	$(1,691)	$2,647	$—	$271
Deutsche Bank AG (Common Stock)	$44,235	$26,901	$(5,284)	$(861)	$(273)	$64,718	$910

Total Investments in Affiliates	$75,410	$26,901	$37,415	$2,552	$2,374	$64,718	$1,181

db-X 2040 Fund
Deutsche Bank AG (Common Stock)	$47,881	$27,881	$(5,231)	$3,165	$(1,059)	$72,637	$1,025
db-X In-Target Fund
Deutsche Bank AG (Common Stock)	$6,815	$—	$(1,409)	$216	$(561)	$5,061	$55

On June 30, 2010, XShares Group, Inc. and Deutsche Bank AG consummated an agreement pursuant to which Deutsche Bank AG acquired all of the issued and outstanding membership interests in the investment advisor to the Company and rebranded the investment advisor from XShares Advisors, LLC, to DBX Strategic Advisors LLC.

6. INVESTMENT PORTFOLIO TRANSACTIONS

For the fiscal year ended May 31, 2011, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases		Sales
	Other	U.S. Government	Other	U.S. Government
db-X 2010 Fund	$1,794,027	$6,787,531	$5,740,420	$3,867,207
db-X 2020 Fund	15,093,896	4,697,035	14,562,169	4,962,407
db-X 2030 Fund	12,654,740	775,301	12,025,131	1,290,238
db-X 2040 Fund	11,132,563	304,770	11,166,631	209,592
db-X In-Target Fund	3,008,986	7,545,363	1,547,252	8,818,442

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

For the fiscal year ended May 31, 2011 the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
db-X 2010 Fund	$—	$4,060,921
db-X 2020 Fund	—	8,817,781
db-X 2030 Fund	—	4,109,584
db-X 2040 Fund	—	3,722,705
db-X In-Target Fund	—	4,955,264

7. FUND SHARE TRANSACTIONS

As of May 31, 2011, there were 12.5 billion shares of $0.0001 par value Fund shares authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Company expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS

The Company evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

db-X Exchange-Traded Funds Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

db-X Exchange-Traded Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of db-X Exchange-Traded Funds Inc., formerly TDX Independence Funds, Inc. (the “Company”), consisting of: db-X 2010 Target Date Fund, db-X 2020 Target Date Fund, db-X 2030 Target Date Fund, db-X 2040 Target Date Fund, and db-X In-Target Date Fund (formerly, TDX Independence 2010 Exchange-Traded Fund, TDX Independence 2020 Exchange-Traded Fund, TDX Independence 2030 Exchange-Traded Fund, TDX Independence 2040 Exchange-Traded Fund, and TDX Independence In-Target Exchange-Traded Fund, respectively), as of May 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the indicated periods through May 31, 2009, were audited by other auditors whose report, dated July 28, 2009, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of db-X 2010 Target Date Fund, db-X 2020 Target Date Fund, db-X 2030 Target Date Fund, db-X 2040 Target Date Fund, db-X In-Target Date Fund of db-X Exchange-Traded Funds Inc. at May 31, 2011, the results of their operations, the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 26, 2011

db-X Exchange-Traded Funds Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value (“NAV”). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lower offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current market prices.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each Fund included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund, October 1, 2007, through the fiscal year ended May 31, 2011.

Each line in the table shows the number of trading days in which a Fund trades within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
db-X 2010 Target Date Fund October 1, 2007 – May 31, 2011	0 - <.25%	62	6.71%	53	5.73%
	.25% - <.50%	69	7.47%	56	6.06%
	.50% - <.75%	112	12.12%	58	6.28%
	.75% - <1.00%	73	7.90%	47	5.09%
	>= 1.00%	160	17.32%	234	25.32%
	Total:	476	51.52%	448	48.48%
db-X 2020 Target Date Fund October 1, 2007 – May 31, 2011	0 - <.25%	60	6.49%	65	7.03%
	.25% - <.50%	64	6.92%	53	5.74%
	.50% - <.75%	121	13.10%	52	5.63%
	.75% - <1.00%	90	9.74%	58	6.28%
	>= 1.00%	130	14.07%	231	25.00%
	Total:	465	50.32%	459	49.68%
db-X 2030 Target Date Fund October 1, 2007 – May 31, 2011	0 - <.25%	62	6.71%	51	5.52%
	.25% - <.50%	84	9.09%	48	5.19%
	.50% - <.75%	126	13.64%	40	4.33%
	.75% - <1.00%	58	6.28%	49	5.30%
	>= 1.00%	168	18.18%	238	25.76%
	Total:	498	53.90%	426	46.10%

db-X Exchange-Traded Funds Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (Continued)

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
db-X 2040 Target Date Fund October 1, 2007 – May 31, 2011	0 - <.25%	98	10.61%	70	7.57%
	.25% - <.50%	93	10.06%	62	6.71%
	.50% - <.75%	129	13.96%	53	5.74%
	.75% - <1.00%	53	5.74%	39	4.22%
	> = 1.00%	161	17.42%	166	17.97%
	Total:	534	57.79%	390	42.21%
db-X In-Target Date Fund October 1, 2007 – May 31, 2011	0 - <.25%	69	7.47%	70	7.58%
	.25% - <.50%	66	7.14%	86	9.31%
	.50% - <.75%	147	15.91%	83	8.98%
	.75% - <1.00%	28	3.03%	70	7.57%
	> = 1.00%	73	7.90%	232	25.11%
	Total:	383	41.45%	541	58.55%

* A basis point equals one-hundredth of one percent (0.01%).

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
R. Charles Tschampion Age 65, 25 Great Oak Drive Short Hills, NJ 07078	Director, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2007	Director, Special Projects, CFA Institute (2005 to present); Trustee of Lehigh University (October 1998 to June 2010) and Chair of the Investment Sub-Committee for the Lehigh University Endowment Fund (October 1998 to December 2008).	5	Trustee and Member of the Audit Committee, SPDR Select Sector Trust; Director, Real Estate Information Standards Board.
Ernest J. Scalberg Age 66, 176 Mal Paso Road Carmel, CA 93923	Director, Member of the Audit and Nominating Committees	Since 2007	Research Professor and Director of the GLOBE Center, Monterey Institute of International Studies (2009 to present); Associate Vice President for External Programs and Dean of Fisher Graduate School of International Business (2001 to 2009); Director, Adviser or Trustee to numerous non-profit organizations (1974 to present).	5	Trustee and Member of the Audit Committee, SPDR Select Sector Trust; Chairman of the Board of the Foundation, International University in Geneva (IUG), Switzerland.
Michael G. Smith Age 67, 614 Lenox Glen Ellyn, IL 60137	Director, Member of the Audit and Nominating Committees	Since 2007	Retired since 1999. Formerly, Managing Director, Corporate and Institutional Client Group, Central Region, Merrill Lynch & Co., Inc.	5	Director, Ivy Funds, Inc; Director, Northwestern Mutual Series Fund, Inc; Executive Board Director, Cox Business School, Southern Methodist University.

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Director/Officers:*
Alex Depetris** Age 31 60 Wall Street New York, New York 10005	Director, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Vice President in the DBX Group at Deutsche Bank AG 2008; Associate, Arnold & Porter 2006 until 2008; Associate, Sullivan & Worcester 2005 until 2006.	10	N/A
Martin Kremenstein Age 34 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Director in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006; Vice President, Market Risk Management JP Morgan Chase until 2006.	N/A	N/A
Michael Gilligan Age 44 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse 2007 to 2008; Director in the Finance Group, Credit Suisse 1998 to 2007.	N/A	N/A

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Frank Gecsedi Age 43 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division Since 2010; Vice President and Compliance Manager at Bank of America Merill Lynch (Formerly Merrill Lynch) (2000-2010)	N/A	N/A

* Officers/Director of the Company are “interested persons” as defined in the 1940 Act.

** Effective February 22, 2011, Mr. Depetris was elected as a Director of the Company and appointed Chairman of the Board. On such date, Mr. Depetris was also elected President and Chief Executive Officer of the Company. Mr. Depetris has served as the Company’s Secretary since 2010.

The Fund’s SAI includes additional information about the Fund’s Directors and is available by calling 1-877-369-4617, or on the Company’s website at www.dbxstrategicadvisors.db.com.

db-X Exchange-Traded Funds Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2010 on Form N-PX) is available without charge, upon request, (i) by calling 877-369-4617; (ii) on the Company’s website at www.dbxstrategicadvisors.db.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 877-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxstrategicadvisors.db.com.

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2011.

FEDERAL AND STATE INCOME TAX

	Qualified Dividend Income*	Corporate Dividend Received Deduction*
db-X 2010 Fund	22%	13%
db-X 2020 Fund	63%	37%
db-X 2030 Fund	100%	57%
db-X 2040 Fund	100%	75%
db-X In-Target Fund	47%	28%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

db-X Exchange-Traded Funds Inc.

PRIVACY POLICY NOTICE

DBX Strategic Advisors, LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxstrategicadvisors.db.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

db-X Exchange-Traded Funds Inc.

This report is intended for the shareholders of the db-X Exchange-Traded Funds. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 877-369-4617 or visit the website www.dbxstrategicadvisors.db.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. db-X Exchange-Traded Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

db-X Exchange-Traded Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X Exchange-Traded Funds Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

INVESTMENT ADVISOR

DBX Strategic Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Item 2.	Code of Ethics.

(a)     The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR under item (a)(1).

Item 3.	Audit Committee Financial Expert.

R. Charles Tschampion is the designated financial expert on the Audit Committee of db-X Exchange-Traded Funds Inc. With respect to db-X Exchange-Traded Funds Inc., R. Charles Tschampion is not an “interested person” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4.	Principal Accountant Fees and Services.

(a)    Audit Fees.     Fees for audit services for the Registrant’s fiscal year ended May 31, 2011 and 2010, for professional services rendered by Ernst & Young LLP (“principal accountant”) for the audit of the Registrant’s annual financial statements were $90,000 and $90,000, respectively. Fees for professional services rendered by Eisner LLP (“predecessor accountant”) for the reissuance of the Registrant’s annual financial statements opinion for the fiscal year ended May 31, 2009, including examinations of securities conducted under rule 17f-2 of the 1940 Act for the fiscal year ended May 31, 2010 was $16,023.

(b)    Audit-Related Fees.    The aggregate fees billed for the Registrant’s fiscal year ended May 31, 2011 and 2010, for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)    Tax Fees.    Fees for tax services billed to the Registrant during the fiscal year ended May 31, 2011 and 2010, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $15,000 and $15,000, respectively.

(d)    All Other Fees.    All other aggregate fees billed for the Registrant’s fiscal year ended May 31, 2011 and 2010 were $0 and $0, respectively.

(e)    Audit Committee Pre-Approval Policies and Procedures.    In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant. All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)    Not applicable.

(h)    The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Items 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Ernest J. Scalberg, Michael G. Smith and R. Charles Tschampion.

Item 6.	Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11.	Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)    Code of Ethics

(a)(2)    Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 302CERT.

(b)          Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 906CERT.

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) db-X Exchange-Traded Funds Inc.

By:     /s/ Alex Depetris

Name: Alex Depetris

Title: President and Chief Executive Officer

Date: August 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Alex Depetris

Name: Alex Depetris

Title: President and Chief Executive Officer

Date: August 3, 2011

By:     /s/ Michael Gilligan

Name: Michael Gilligan

Title: Treasurer, Chief Financial Officer and Controller

Date: August 3, 2011